UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Funds

SPECIAL FOCUS FIXED INCOME FUNDS	Semiannual Report April 30, 2007

8.23
7.38
9.17
9.39
9.76
108.88
8.92
105.63
6.86
7.08
99.75
8.96
104.50
9.07
99.50
9.35
91.88
9.99
102.00
103.00
101.00
99.00
P/YR
NOM % — EFF
I/YR
%CHG
%

Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs Special Focus
Fixed Income Funds

■	GOLDMAN SACHS GLOBAL INCOME FUND

■	GOLDMAN SACHS HIGH YIELD FUND

■	GOLDMAN SACHS EMERGING MARKETS DEBT FUND
The Goldman Sachs Global Income Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may invest in foreign and emerging market securities, which may be more volatile and less liquid than its investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. The Fund may also engage in foreign currency transactions for hedging purposes including cross hedging or for speculative purposes. Forward foreign currency exchange contracts are subject to the risk that the counterparty to the contract will default on its obligations. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid. The Fund is nondiversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be susceptible to greater losses because of these developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
The Goldman Sachs High Yield Fund invests in high yield, fixed income securities that, at the time of purchase, are noninvestment grade. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund may also invest in foreign issuers who are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. The Fund’s foreign and emerging market investments may be more volatile and less liquid than its investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may also engage in foreign currency transactions for hedging purposes including cross hedging or for speculative purposes. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.
The Goldman Sachs Emerging Markets Debt Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The majority of the countries in which the Fund invests have sovereign ratings that are below investment grade or are unrated. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. Fixed income securities of emerging countries are less liquid and are subject to greater price volatility and will be subject to the risks of currency fluctuations and sudden economic or political developments. The securities markets of emerging countries have less government regulation and are subject to less extensive accounting and financial reporting requirements than the markets of more developed countries. The Fund may also engage in foreign currency transactions for hedging purposes including cross hedging or for speculative purposes. Forward foreign currency exchange contracts are subject to the risk that the counterparty to the contract will default on its obligations. The Fund is subject to concentration risk and it may subject the Fund to greater losses than if it were less concentrated in a particular country or region. The Fund is also subject to the risk that the issuers of sovereign debt or the government authorities that control the payment of debt may be unable or unwilling to repay principal or interest when due. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid. The Fund is nondiversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be susceptible to greater losses because of these developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
What Distinguishes Goldman Sachs Asset
Management’s Fixed Income Investment Process?
At Goldman Sachs Asset Management (“GSAM”), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■  Assess relative value among securities and sectors

■  Leverage the vast resources of GSAM in selecting securities for each portfolio

■  Team approach to decision making

■  Manage risk by avoiding significant sector and interest rate bets

■  Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

■	Include domestic and global investment options, income opportunities, and access to areas of specialization such as high yield

■	Capitalize on GSAM’s industry-renowned credit research capabilities

■	Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

PORTFOLIO RESULTS
Global Income Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Global Income Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 1.41%, 0.95%, 1.03%, 1.52% and 1.34%, respectively. These returns compare to the 1.51% cumulative total return of the Fund’s benchmark, the J.P. Morgan Global Government Bond Index (hedged), over the same time period.

The primary drivers of performance over the period were the Fund’s currency strategy and relative country positioning. Class A, B, C and Service Shares were impacted by the same strategies, however, due to expenses higher than those of Institutional Shares, they did not outperform the benchmark.

To the extent we find them effective instruments to manage the duration of the portfolio, and not for speculative purposes, the Fund may employ the use of derivatives, including financial futures, Eurodollar futures contracts and swaps. The Fund also makes use of currency forwards for the purpose of hedging non U.S. dollar exposures, as well as implementing active currency views. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, or changing interest rates. In addition, we believe that futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.
  Market Review

U.S. Treasuries ended the reporting period relatively flat despite significant volatility. U.S. Treasury bonds sold off in December 2006 and into January 2007 on the back of stronger-than-expected manufacturing data and a tight labor market. Weakness within the sub-prime section of the mortgage market and a global equity sell-off saw Treasuries rally sharply in February. However, Treasuries gave back some of their gains in March and April to end the period little changed. The Federal Reserve Board kept rates on hold at 5.25% and acknowledged downside risks to growth, highlighting the housing sector and business spending while continuing to stress the risks of inflation.

European bonds sold off consistently over the period on the back of strong economic data in the Eurozone, which includes Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. Industrial and business confidence surveys continued to register multi-year highs. Consumer confidence also improved, despite soft income growth and the increase in German value-added tax, aided by healthy job growth and a falling unemployment rate. The European Central Bank further tightened monetary policy during the period, raising overnight rates twice to 3.75%.

Mixed economic data in Japan saw Japanese government bonds end the period marginally stronger. While fourth quarter gross domestic product (“GDP”) growth exceeded expectations, consumption remained weak and industrial production growth slowed. While employment growth remained strong, real wage growth was stagnant. Signs of increasing inflationary pressures emerged late in the period as land prices turned positive for the first time in 16 years. The Bank of Japan raised overnight rates to 0.50% in February 2007.

PORTFOLIO RESULTS

INVESTMENT OBJECTIVE
The Fund seeks a high total return emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.
  Factors Affecting Performance

Overall, our duration strategy was a positive contributor to the Fund’s performance. Our duration strategy performed well in December 2006 as economic data in the U.S. was stronger than expected. However, the gains were pared back by negative performance from our underweight position in Japanese 10-year bonds as Japanese government bonds ended the period stronger.

Our currency strategy was the main contributor to performance. Our long Norwegian krone position added value as economic data remained robust and the Norges Bank maintained its aggressive tone regarding interest rates. Our underweight Japanese yen position added value in the first half of the reporting period but later detracted value as a bout of global risk aversion in February saw the market unwind some of the large yen positions (also known as carry trades). This caused the yen to appreciate sharply against the U.S. dollar. Our long Australian dollar position performed well on the back of robust economic data and strong commodity prices.

Within our country strategy, our short Europe/long U.S. position added value as economic data in Europe continued to indicate sustained economic growth while growth in the U.S. was slowing. However, the positive performance from this trade was partially offset by negative performance from our long Australia and Europe versus Japan trades.
  Outlook

In the U.S., we believe there is a risk of slower growth as we continue to expect below-average GDP growth in 2007. Housing market weakness has clearly had a negative impact on broader activity and household wealth, corporate earnings appear to have peaked and the lagged effects of tighter monetary policy are likely to be more fully felt later in the year. Slower U.S. growth, a stronger euro and fiscal tightening in Germany and Italy also support the argument that European growth will be slower in 2007 than in 2006. In Japan, we believe disappointing wage and consumption data in recent months should improve in 2007 as the labor market continues to tighten. Consumer sentiment should also benefit from a falling unemployment rate. We believe the consumer will be the defining variable in stimulating the economy.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Fixed Income Investment Management Team

May 15, 2007

FUND BASICS
Global Income Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	J.P. Morgan Global Government	30-Day Standardized
April 30, 2007	(based on NAV)[1]	Bond Index (hedged)[2]	Yield[3]

Class A	1.41%	1.51%	2.57%
Class B	0.95	1.51	1.95
Class C	1.03	1.51	1.94
Institutional	1.52	1.51	3.06
Service	1.34	1.51	2.56

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The J.P. Morgan Global Government Bond Index (hedged), an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[4]

For the period ended 3/31/07	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-2.01%	3.03%	4.55%	5.72%	8/2/91
Class B	-3.19	2.91	4.43	4.81	5/1/96
Class C	0.89	3.35	n/a	4.20	8/15/97
Institutional	3.06	4.53	5.64	6.41	8/1/95
Service	2.55	4.00	5.10	6.08[5]	8/2/91

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Performance data for Service Shares prior to 3/12/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

FUND BASICS
EXPENSE RATIOS[6]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.06%	1.17%
Class B	1.81	1.92
Class C	1.81	1.92
Institutional	0.69	0.80
Service	1.19	1.30

[6]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
CURRENCY ALLOCATION[7]

	Percentage of Net Assets

	as of 4/30/07	as of 10/31/06

Euro	39.2%	34.3%
U.S. Dollar[8]	23.3	27.5
Japanese Yen	19.5	18.8
British Pound	5.6	4.7
Canadian Dollar	2.8	3.7
Polish Zloty	0.8	1.0
Danish Krone	0.5	0.7
Swedish Krona	0.4	0.6
Deutschemark	0.3	0.4
Australian Dollar	0.1	0.1

[7]	The percentage shown for each currency reflects the value of investments in that category as a percentage of net assets. Figures in the above table are reflective of the Fund’s total investments before the effect of derivative instruments, including forward foreign currency contracts. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
[8]	These figures represent the value excluding short-term obligations. If short-term obligations had been included the percentages for 2007 and 2006 would have been 28.6% and 34.8%, respectively.

PORTFOLIO RESULTS
High Yield Fund
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs High Yield Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 6.88%, 6.48%, 6.48%, 7.07% and 6.82%, respectively. These returns compared to the 6.96% cumula-tive total return of the Fund’s benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index – 2% Issuer Capped, over the same time period.

The Fund performed in line with its benchmark during the reporting period. The market is trading in a narrow range, reflecting continued low default rates. Favorable outlooks across most industry sectors continue to support current market spread levels within the high yield market.

The Fund may invest in obligations of domestic and foreign issuers, which are denominated in currencies other than the U.S. dollar. The Fund typically uses currency forwards for the purpose of hedging currency exposure.
  Market Environment

The high yield market performed well during the reporting period. This was largely due to generally solid company earnings and favorable merger and acquisition activity in the midst of volatile equity returns. Returns continued to be driven by the strength of CCC rated securities (as rated by a nationally recognized statistical rating organization). Despite a setback in March, CCC rated securities returned 10.61% during the past six months. In light of the favorable credit environment, defaults remain at record lows and recovery rates remain at all time highs — further supporting the CCC rally. According to the 1Q07 research report provided by Altman-NYU Salomon Center and dated April 30, 2007, default losses were a mere 0.01% in the first quarter of 2007.

General Motors capped off a year of strong returns (gaining over 50%) in 2006, with the sale of its finance subsidiary GMAC to Cerberus at the end of November. However, GMAC has been one of the weakest performers in 2007 as its bonds have come under pressure due to the company’s sub-prime mortgage loan exposure. Bonds of home construction and building materials companies were particularly affected as concerns over sub-prime mortgage lending spilled over into each of these sectors.

Merger and acquisition activity continued apace, with leveraged buyouts announced for Harrah’s Entertainment, Station Casino and Clear Channel. We believe these should provide plenty of investment opportunities later in the year.

PORTFOLIO RESULTS

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income and may also consider the potential for capital appreciation.
  Factors Affecting Performance

The Fund posted consistently strong returns during the six-month reporting period. The Fund benefited from its focus on single-B and below-rated companies and an underweight to BB rated bonds. At period end, the Fund’s B rated holdings accounted for 59% of its assets, versus approximately 45% for the benchmark. Meanwhile, securities rated BB accounted for 17% of the Fund, compared to approximately 36% for the benchmark.

During the period, several favorable corporate actions contributed to performance. In par-ticular, Fund performance benefited from premium tender offers and initial public offering (IPO) announcements across a wide-range of companies. Of note, Pinnacle Foods was sold to Blackstone, resulting in a premium tender for the bonds. The sale also resulted in the redemption of our equity in the company which we received when Pinnacle purchased Aurora Foods. This was offset, somewhat, by the Fund’s European exposure which underperformed after a strong rally last year.
  Outlook

Based on market technical factors and our fundamental credit research, we believe high yield returns will be primarily driven by coupon payments in the medium term, offset by the moderately rising default rates and potentially higher interest rates.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs High Yield Investment Management Team

May 15, 2007

FUND BASICS
High Yield Fund
as of April 30, 2007
PERFORMANCE REVIEW

		Lehman Brothers
		U.S. Corporate	30-Day
November 1, 2006–	Fund Total Return	High Yield Bond Index–	Standardized
April 30, 2007	(based on NAV)[1]	2% Issuer Capped[2]	Yield[3]

Class A	6.88%	6.96%	6.57%
Class B	6.48	6.96	6.13
Class C	6.48	6.96	6.13
Institutional	7.07	6.96	7.25
Service	6.82	6.96	6.75

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers U.S. Corporate High Yield Bond Index – 2% Issuer Capped, an unmanaged index, covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[4]

For the period ended 3/31/07	One Year	Five Years	Since Inception	Inception Date

Class A	5.61%	9.98%	6.52%	8/1/97
Class B	4.45	9.76	6.24	8/1/97
Class C	8.88	10.20	6.29	8/15/97
Institutional	11.03	11.41	7.44	8/1/97
Service	10.64	10.84	6.90	8/1/97

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.12%	1.14%
Class B	1.87	1.89
Class C	1.87	1.89
Institutional	0.75	0.77
Service	1.25	1.27

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP 10 ISSUERS AS OF 4/30/07[6]

Company	% of Net Assets	Line of Business

Ford	1.7%	Automotive
HCA	1.5	Health Care – Services
GMAC	1.3	Finance
MGM Mirage	1.3	Gaming
RH Donnelley	1.2	Publishing
Nielsen	1.1	Publishing
Nortek	1.1	Building Materials – Fixtures and Fittings
El Paso	1.1	Utilities – Pipelines
VWR International	1.1	Health Care – Medical Products
Rexnord	1.0	Capital Goods – Others

[6]	The top 10 issuers may not be representative of the Fund’s future investments.
TOP 10 INDUSTRY ALLOCATION[7]

	Percentage of Net Assets

	as of 4/30/07	as of 10/31/06

Gaming	6.2%	5.7%
Chemicals	6.0	6.5
Publishing	4.7	4.7
Media – Cable	4.1	4.2
Packaging	3.8	3.7
Health Care – Services	3.7	2.7
Building Materials – Fixtures & Fittings	3.5	3.3
Telecommunications – Cellular	3.4	3.7
Utilities – Electric	3.2	3.4
Technology – Hardware	3.2	2.1

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SPECIAL FOCUS FUNDS
Emerging Markets Debt Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Emerging Markets Debt Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, Class C, and Institutional Shares generated cumulative total returns, without sales charges, of 6.78%, 6.22% and 6.97%, respectively. These returns compare to the 5.09% cumulative total return of the Fund’s benchmark, the J.P. Morgan EMBI Global Diversified Index, over the same time period.

The Fund generated a positive return during the reporting period and outperformed its bench-mark. This was largely due to the Fund’s local debt security selection and active currency exposure to the Brazilian real during the period. Slightly offsetting this was an underweight to the country Brazil versus the benchmark and active currency exposure to the Argentine peso, both of which detracted from results.

To the extent we find them effective instruments with which to manage certain of the portfolio’s risk exposures (e.g., dration and currency), the Fund may employ the use of derivatives, including options, futures, forwards, swaps and Eurodollar futures contracts. The Fund typically makes use of currency forwards for the purpose of hedging select currency exposure back to the base currency of the Fund. Since its inception, we believe the Fund’s exposure to derivatives has been an effective risk management tool for hedging duration and currency exposures as desired.
  Market Review

The J.P. Morgan EMBI Global Diversified Index returned 5.09% over the six-month period ended April 30, 2007. Spreads tightened 31 basis points (“bps”) to close the period at 178 bps, seven basis points above the Index’s all-time low of 171. The market continued to per-form particularly well, aided by the ongoing improvement in emerging market fundamentals, supportive technicals and strong investor demand. The Ivory Coast (+37.8%), Uruguay (+10.3%) and Brazil (+8.6%) were the top-performing emerging market countries, while Ecuador (-1.4%), Iraq (+0.7%) and Lebanon (+1.8%) were the bottom-performing areas during the period.

INVESTMENT OBJECTIVE
The Fund seeks a high level of total return consisting of income and capital appreciation.
  Portfolio Composition

At the end of the reporting period relative to the benchmark, the Fund held underweight positions to Asia, Africa, the Middle East, Latin America and Europe. The Fund was neutral versus the benchmark in Europe. The Fund remains well diversified across 32 countries and across all emerging market regions. At the end of the period, the portfolio’s largest relative overweight was Argentina (+6.3%) and its largest underweight was Mexico (-9.4%). The Fund held a short interest rate duration versus the benchmark and held long positions in the Argentine peso, Turkish lira and Egyptian pound.

PORTFOLIO RESULTS

  Portfolio Highlights

In country exposures, security selection of Argentine and Brazilian local debt was the primary contributor to excess returns for the period, as the market’s appetite for high risk emerging market debt drove spreads tighter. Active currency exposure to the Brazilian real also enhanced results, as the currency appreciated nearly 6% over the reporting period. Primary detractors from performance included an underweight to Brazil, security selection of external Ecuadorian debt, and active currency exposure to the Argentine peso. From a top-down per-spective, the Fund’s overweight to spread duration contributed to returns, as spreads tightened over the period.
  Outlook

Fundamentally, we continue to see a favorable emerging market debt environment due to supportive cyclical factors, sovereign macroeconomic stabilization programs, and improved debt management efforts. We believe sustained or rising commodity prices should continue to support emerging markets, particularly the oil exporters. We believe that the technical picture also shines favorably on the asset class. Strategic inflows remain strong as investor demand is high and broadening, while net supply remains favorable as emergers are paying down more debt than they are issuing. While spreads (i.e., valuations) are currently at or near all-time highs, we believe such levels can remain in a fairly narrow range due to the strong fundamental and technical backdrop.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Fixed Income Investment Management Team

May 15, 2007

FUND BASICS
Emerging Markets Debt Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	J.P. Morgan EMBI Global	30-Day Standardized
April 30, 2007	(based on NAV)[1]	Diversified Index[2]	Yield[3]

Class A	6.78%	5.09%	5.15%
Class C	6.22	5.09	4.64
Institutional	6.97	5.09	5.77

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The J.P. Morgan EMBI Global Diversified Index is an unmanaged index of debt instruments of 31 Emerging Countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[4]

For the period ended 3/31/07	One Year	Since Inception	Inception Date

Class A	5.87%	13.15%	8/29/03
Class C	n/a	5.42	9/29/06
Institutional	11.26	15.06	8/29/03

[4]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is less than one year) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.25%	1.53%
Class C	2.00	2.28
Institutional	0.88	1.16

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
TOP 10 COUNTRY ALLOCATION[6]

	Percentage of Net Assets

	as of 4/30/07	as of 10/31/06

Russia	12.4%	13.0%
Brazil	9.8	9.1
Argentina	8.3	7.4
United States[7]	7.5	11.1
Venezuela	6.7	5.9
Turkey	5.6	6.8
Philippines	5.4	7.4
Mexico	4.8	4.7
Peru	4.2	3.9
Indonesia	3.9	1.5

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
[7]	These figures include short-term investments of 5.5% and 8.1% for 4/30/07 and 10/31/06, respectively. Short-term investments include repurchase agreements.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Foreign Sovereign Debt Obligations – 65.1%

Australian Dollar – 0.1%
Australia Government Bond
AUD1,100,000	6.000%	02/15/17	$921,586

British Pound – 4.1%
United Kingdom Treasury
GBP3,400,000	4.250	03/07/11	6,540,660
5,140,000	8.000	09/27/13	11,832,407
1,300,000	8.750	08/25/17	3,370,230
7,240,000	8.000	06/07/21	18,926,865
4,750,000	4.250	06/07/32	9,023,646
1,000,000	4.250	03/07/36	1,915,213
700,000	4.250	12/07/55	1,392,791

			53,001,812

Canadian Dollar – 2.5%
Government of Canada
CAD26,100,000	6.000	06/01/08	23,952,317
3,900,000	4.500	06/01/15	3,597,740
4,350,000	5.750	06/01/29	4,771,048

			32,321,105

Danish Krone – 0.5%
Kingdom of Denmark
DKK20,000,000	6.000	11/15/09	3,819,022
16,000,000	4.000	11/15/15	2,898,746

			6,717,768

Euro – 37.2%
Federal Republic of Germany
EUR14,250,000	5.250	01/04/08	19,590,349
68,750,000	3.500	04/08/11	91,737,782
28,830,000	4.000	07/04/16	38,902,200
4,750,000	6.250	01/04/24	7,963,694
13,300,000	4.750	07/04/28	19,181,835
2,750,000	5.500	01/04/31	4,382,240
10,950,000	4.750	07/04/34	15,931,981
50,000	4.000	01/04/37	64,668
Government of France
18,300,000	5.250	04/25/08	25,226,559
27,000,000	4.000	04/25/09	36,753,049
10,700,000	3.500	04/25/15	13,950,802
5,300,000	5.500	04/25/29	8,387,694
3,600,000	4.000	10/25/38	4,620,282
Kingdom of Belgium
17,500,000	5.000	09/28/12	24,833,513
Kingdom of Spain
2,000,000	6.000	01/31/08	2,765,162
2,950,000	4.200	07/30/13	4,033,807
10,000,000	4.400	01/31/15	13,834,405
Kingdom of The Netherlands
19,900,000	3.750	07/15/09	26,931,557
29,800,000	4.250	07/15/13	40,886,555
Republic of Austria
13,650,000	3.500	07/15/15	17,764,453
Republic of Italy
EUR20,000,000	3.000	02/01/09	26,781,788
13,100,000	5.500	11/01/10	18,649,725
7,500,000	6.000	05/01/31	12,302,314

			475,476,414

Japanese Yen – 19.5%
Government of Japan
JPY4,475,000,000	0.900	12/22/08	37,514,384
4,500,000,000	0.800	09/20/09	37,540,888
7,300,000,000	0.800	12/20/10	60,486,596
1,000,000,000	1.300	06/20/12	8,399,925
4,105,000,000	1.000	06/20/13	33,738,850
770,000,000	1.700	12/20/16	6,519,986
1,825,000,000	1.900	03/20/24	15,127,300
400,000,000	1.900	06/20/25	3,293,334
1,325,000,000	2.000	12/20/25	11,050,989
430,000,000	2.100	12/20/26	3,626,773
785,000,000	2.500	09/20/34	6,864,599
Government of Japan CPI Linked Bond
85,000,000	0.800	12/10/15	697,262
109,000,000	0.800	03/10/16	892,388
170,000,000	1.000	06/10/16	1,411,335
2,107,000,000	1.100	09/10/16	17,649,601
568,000,000	1.100	12/10/16	4,753,720

			249,567,930

Polish Zloty – 0.8%
Poland Government Bond
PLN25,900,000	5.750	03/24/10	9,558,938

Swedish Krona – 0.4%
Kingdom of Sweden
SEK11,000,000	6.750	05/05/14	1,899,046
20,000,000	4.500	08/12/15	3,064,753

			4,963,799

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS
(Cost $808,868,635)			$832,529,352

Corporate Bonds – 5.4%

Banks – 2.2%
Banca Popolare di Bergamo Capital Trust(a)
EUR1,180,000	8.364%	12/29/49	$1,802,361
Bancaja Emisiones SA Unipersonal(a)
500,000	4.625	12/29/49	655,486
Caja de Ahorros de Valencia Castellon y Alicante(a)
2,100,000	4.375	12/31/49	2,656,236
Citicorp
DEM4,500,000	6.250	09/19/09	3,256,149
Credit Suisse First Boston London(a)(b)
$1,330,000	7.900	05/29/49	1,332,827
Instituto de Credito Oficial MTN
2,100,000	4.625	10/26/10	2,087,581

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Banks – (continued)
Landwirtschaftliche Rentenbank
$8,940,000	5.000%	11/08/16	$8,962,580
Merita Bank Ltd.
1,010,000	6.500	04/01/09	1,033,690
National Westminster Bank PLC(a)
370,000	7.750	04/29/49	373,243
OTP Bank Nyrt.
EUR1,300,000	5.270	09/19/16	1,767,331
RBS Capital Trust I(a)
$860,000	4.709	12/29/49	820,606
Resona Bank Ltd. MTN(a)
EUR1,180,000	3.750	04/15/15	1,571,398
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
$760,000	4.625	11/21/13	744,453
Washington Mutual Bank
GBP500,000	5.500	06/10/19	938,292

			28,002,233

Capital Goods(b) – 0.0%
Bombardier, Inc.
$250,000	6.300	05/01/14	239,687
360,000	7.450	05/01/34	343,350

			583,037

Communications – 0.6%
AMFM, Inc.
900,000	8.000	11/01/08	930,570
Bell Atlantic New Jersey, Inc.
65,000	8.000	06/01/22	74,047
Comcast Cable Communications
1,900,000	8.375	05/01/07	1,900,000
Comcast Cable Communications Holdings, Inc.
170,000	9.455	11/15/22	224,436
Cox Communications, Inc.
1,850,000	4.625	01/15/10	1,824,208
Deutsche Telekom International Finance BV
230,000	8.250	06/15/30	288,750
Time Warner Cable, Inc.(b)
2,800,000	6.550	05/01/37	2,849,682

			8,091,693

Consumer Noncyclical – 0.3%
Casino Guichard-Perrachon SA
EUR1,750,000	4.875	04/10/14	2,362,583
Imperial Tobacco Overseas BV
$1,410,000	7.125	04/01/09	1,455,053

			3,817,636

Electric – 0.1%
TXU Corp. Series O
2,060,000	4.800	11/15/09	2,029,100

Financial Companies – 1.0%
Capital One Financial Corp.
4,540,000	5.700	09/15/11	4,577,618
Countrywide Home Loans MTN
710,000	4.250	12/19/07	704,286
Dexia Funding Luxembourg(a)
EUR2,155,000	4.892	11/30/49	2,883,850
Olivetti Finance NV
1,800,000	7.750	01/24/33	2,979,821
PHH Corp.
$1,233,000	6.000	03/01/08	1,235,645

			12,381,220

Insurance – 1.1%
American International Group, Inc.(a)
EUR4,650,000	4.875	03/15/67	6,200,939
AXA SA(a)
2,280,000	5.777	07/29/49	3,207,387
CNA Financial Corp.
$420,000	6.600	12/15/08	427,811
Endurance Specialty Holdings Ltd.
20,000	7.000	07/15/34	20,662
Resolution PLC(a)
GBP1,300,000	6.586	11/29/49	2,532,774
SL Finance PLC(a)
850,000	6.546	01/29/49	1,673,336

			14,062,909

Transportation – 0.1%
OeBB Infrastruktur Bau AG
$810,000	4.750	10/28/13	797,042

TOTAL CORPORATE BONDS
(Cost $68,859,233)			$69,764,870

Foreign Debt Obligation – 0.3%

Sovereign – 0.3%
Quebec Province of Canada
$3,350,000	5.125%	11/14/16	$3,348,687
(Cost $3,337,018)

Asset-Backed Securities(a) – 0.1%

Mortgages – 0.1%
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
$650,978	5.620%	12/15/33	$652,078
First Horizon ABS Trust Series 2004-HE3, Class A
699,873	5.610	10/25/34	701,265

			1,353,343

TOTAL ASSET-BACKED SECURITIES
(Cost $1,350,851)			$1,353,343

Mortgage-Backed Obligations(a) – 1.6%

CMO – 1.0%
Granite Master Issuer PLC Series 2007-1, Class 5A1
GBP4,450,000	5.663%	12/20/54	$8,900,347

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations(a) – (continued)

CMO – (continued)
Holmes Master Issuer PLC Series 2006-1X, Class 3A3
GBP2,250,000	5.700%	07/15/40	$4,501,665

			13,402,012

Home Equity – 0.6%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
$111,498	5.690	10/25/34	111,661
Countrywide Alternative Loan Trust Series 2005-82, Class A1
5,055,995	5.590	02/25/36	5,065,328
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
1,898,842	5.530	03/20/46	1,900,186
Sequoia Mortgage Trust Series 2004-10, Class A3A
765,892	5.866	11/20/34	767,958

			7,845,133

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $20,865,673)			$21,247,145

U.S. Treasury Obligations – 11.0%

Sovereign – 11.0%
United States Treasury Bonds
$19,500,000	7.500%	11/15/24	$25,482,795
7,000,000	5.250	11/15/28	7,343,350
United States Treasury Inflation Protected Securities
13,870,358	1.875	07/15/15	13,584,212
4,641,032	2.375	01/15/17	4,716,449
474,192	2.375	01/15/27	477,693
United States Treasury Notes
9,750,000	2.625	05/15/08	9,528,344
28,630,000	3.125	04/15/09	27,838,209
24,020,000	4.250	08/15/13	23,674,351
17,240,000	4.250	08/15/15	16,820,379
11,440,000	4.625	11/15/16	11,432,850

			140,898,632

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $140,182,500)			$140,898,632

Agency Debentures – 8.8%

FHLB
$25,000,000	5.125%	06/13/08	$25,024,550
40,000,000	5.375	08/19/11	40,854,068
FHLMC
6,250,000	5.000	02/08/08	6,240,187
11,600,000	4.125	07/12/10	11,373,014
20,000,000	5.250	07/18/11	20,313,660
FNMA
1,450,000	3.550	11/16/07	1,436,728
7,130,000	5.270	01/16/09	7,124,635

TOTAL AGENCY DEBENTURES
(Cost $112,253,695)			$112,366,842

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(a) – 0.1%

BCI US Funding Trust II
870,000	5.569%	10/15/49	$1,206,241
(Cost $1,145,057)

	Exercise	Expiration
Contracts*	Rate	Date	Value
Options Purchased – 0.0%

Cross Currency Option
Call ILS 3,695,000
Put USD14,041,000	3.800%	01/24/08	$19,705
Cross Currency Option
Call ZAR 13,967,224
Put USD93,580,401	6.700	06/11/07	46,092

TOTAL OPTIONS PURCHASED
(Cost $63,089)			$65,797

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligation – 5.3%

Time Deposit – 5.3%
Rabobank
$67,473,059	5.290%	05/01/07	$67,473,059
(Cost $67,473,059)

TOTAL INVESTMENTS – 97.7%
(Cost $1,224,398,810)			$1,250,253,968

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			28,999,831

NET ASSETS – 100.0%			$1,279,253,799

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description

$	=	U.S. Dollar
AUD	=	Australian Dollar
CAD	=	Canadian Dollar
DEM	=	German Mark
DKK	=	Danish Krone
EUR	=	Euro Currency
GBP	=	British Pounds
ILS	=	Israeli Shekel
JPY	=	Japanese Yen
NZD	=	New Zealand Dollar
PLN	=	Polish Zloty
SEK	=	Swedish Krona
ZAR	=	South African Rand

(a)	Variable rate security. Interest/dividend rate disclosed is that which is in effect at April 30, 2007.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities have been determined to be illiquid by the Investment Adviser. Total market value of illiquid Rule 144A securities amounts to $4,765,546, which represents approximately 0.4% of net assets as of April 30, 2007.

Investment Abbreviations:
CMO	—	Collateralized Mortgage Obligation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
MTN	—	Medium-Term Note

ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Argentine Peso	Purchase	05/08/07	$1,480,518	$1,486,029	$5,511
Argentine Peso	Purchase	06/01/07	3,042,805	3,057,792	14,987
Australian Dollar	Purchase	06/20/07	44,318,257	45,829,217	1,510,960
Brazilian Real	Purchase	05/04/07	4,112,764	4,329,874	217,110
Brazilian Real	Purchase	05/08/07	4,705,129	4,849,082	143,953
Brazilian Real	Purchase	05/23/07	1,518,000	1,581,553	63,553
Brazilian Real	Purchase	06/01/07	1,540,500	1,622,802	82,302
Brazilian Real	Purchase	07/05/07	3,252,000	3,298,596	46,596
Brazilian Real	Purchase	07/17/07	43,685	43,834	149
Brazilian Real	Purchase	07/26/07	2,607,449	2,620,096	12,647
Brazilian Real	Purchase	07/30/07	4,598,667	4,611,612	12,945
British Pound	Purchase	05/16/07	4,245,658	4,324,020	78,362
British Pound	Purchase	06/20/07	112,993,593	116,857,755	3,864,162
Canadian Dollar	Purchase	06/20/07	57,925,000	59,767,948	1,842,948
Czech Koruna	Sale	06/20/07	886,615	883,894	2,721
Chilean Peso	Purchase	06/01/07	2,713,000	2,746,006	33,006
Colombian Peso	Purchase	05/31/07	3,080,897	3,267,574	186,677
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Colombian Peso	Purchase	06/06/07	$396,000	$426,096	$30,096
Euro	Purchase	06/20/07	63,573,984	64,907,239	1,333,255
Euro	Sale	06/20/07	11,874,000	11,870,669	3,331
Hong Kong Dollar	Sale	06/20/07	6,683,441	6,669,691	13,750
Hungarian Forint	Purchase	06/20/07	6,679,329	6,960,988	281,659
Indian Rupee	Purchase	05/04/07	2,438,324	2,623,024	184,700
Indian Rupee	Purchase	05/09/07	2,223,000	2,382,775	159,775
Indian Rupee	Purchase	05/23/07	2,510,000	2,694,754	184,754
Indian Rupee	Purchase	06/07/07	913,957	983,083	69,126
Indian Rupee	Purchase	07/03/07	741,076	763,198	22,122
Indonesian Rupiah	Purchase	05/02/07	2,270,658	2,283,775	13,117
Indonesian Rupiah	Purchase	05/07/07	1,450,704	1,454,173	3,469
Indonesian Rupiah	Purchase	05/31/07	1,598,182	1,598,445	263
Indonesian Rupiah	Purchase	06/22/07	1,696,631	1,709,658	13,027
Israeli Shekel	Purchase	06/20/07	14,659,299	15,235,785	576,486
Israeli Shekel	Sale	06/20/07	3,263,000	3,243,542	19,458
Israeli Shekel	Sale	01/28/08	606,000	594,531	11,469
Japanese Yen	Sale	05/31/07	253,154,985	251,290,626	1,864,359
Japanese Yen	Sale	06/20/07	84,489,405	82,926,287	1,563,118
Malaysian Ringgit	Purchase	05/07/07	1,743,606	1,771,870	28,264
Malaysian Ringgit	Purchase	05/09/07	2,222,861	2,253,252	30,391
Malaysian Ringgit	Purchase	05/14/07	1,338,309	1,358,097	19,788
Malaysian Ringgit	Purchase	06/06/07	1,186,359	1,211,300	24,941
Malaysian Ringgit	Purchase	06/25/07	6,341,680	6,456,473	114,793
Malaysian Ringgit	Purchase	07/12/07	1,709,036	1,718,570	9,534
Malaysian Ringgit	Purchase	07/16/07	1,496,414	1,505,923	9,509
Malaysian Ringgit	Purchase	07/20/07	985,126	990,909	5,783
Mexican Peso	Purchase	06/20/07	5,246,024	5,362,483	116,459
New Zealand Dollar	Purchase	06/20/07	36,168,567	37,745,619	1,577,052
Norwegian Krone	Purchase	06/20/07	103,258,848	106,275,086	3,016,238
Philippine Peso	Purchase	05/04/07	1,749,338	1,800,451	51,113
Philippine Peso	Purchase	05/07/07	659,000	673,422	14,422
Philippine Peso	Sale	05/07/07	673,537	673,422	115
Philippine Peso	Purchase	05/09/07	2,237,106	2,261,354	24,248
Philippine Peso	Purchase	05/11/07	1,640,000	1,649,977	9,977
Philippine Peso	Sale	05/11/07	1,633,179	1,630,192	2,987
Philippine Peso	Purchase	05/15/07	551,631	557,703	6,072
Philippine Peso	Purchase	05/18/07	6,193,545	6,277,435	83,890
Philippine Peso	Purchase	05/21/07	286,529	288,730	2,201
Philippine Peso	Purchase	06/27/07	895,000	903,517	8,517
Polish Zloty	Purchase	06/20/07	2,634,620	2,704,931	70,311
Russian Ruble	Purchase	05/17/07	4,588,166	4,704,474	116,308
Russian Ruble	Purchase	05/25/07	2,014,277	2,073,279	59,002
Russian Ruble	Purchase	07/02/07	911,598	923,408	11,810
Russian Ruble	Purchase	08/02/07	4,043,518	4,053,336	9,818
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Russian Ruble	Purchase	08/06/07	$617,223	$624,379	$7,156
Singapore Dollar	Purchase	06/20/07	3,417,096	3,430,263	13,167
South African Rand	Purchase	06/20/07	11,417,272	11,795,189	377,917
South African Rand	Sale	06/20/07	477,571	475,266	2,305
South Korean Won	Purchase	05/02/07	1,267,538	1,274,256	6,718
South Korean Won	Sale	06/05/07	1,693,318	1,688,130	5,188
South Korean Won	Purchase	06/11/07	2,991,840	3,005,574	13,734
South Korean Won	Purchase	06/18/07	2,253,402	2,265,662	12,260
South Korean Won	Sale	06/18/07	1,392,968	1,388,769	4,199
Swedish Krona	Purchase	06/20/07	22,981,992	23,694,318	712,326
Swiss Franc	Purchase	06/20/07	57,002,000	57,227,677	225,677
Swiss Franc	Sale	06/20/07	49,115,573	48,939,513	176,060
Taiwan Dollar	Sale	05/02/07	1,428,000	1,398,037	29,963
Taiwan Dollar	Sale	05/09/07	2,964,000	2,927,108	36,892
Taiwan Dollar	Sale	05/15/07	2,043,356	2,021,673	21,683
Taiwan Dollar	Sale	05/16/07	2,040,008	2,021,873	18,135
Taiwan Dollar	Sale	05/29/07	5,479,052	5,470,838	8,214
Taiwan Dollar	Sale	07/23/07	1,511,966	1,510,652	1,314
Turkish Lira	Purchase	05/01/07	4,087,673	4,303,877	216,204
Turkish Lira	Purchase	05/07/07	4,887,158	5,171,324	284,166
Turkish Lira	Purchase	05/14/07	916,128	968,572	52,444
Turkish Lira	Purchase	05/21/07	550,448	573,937	23,489
Turkish Lira	Purchase	05/22/07	2,754,518	2,829,006	74,488
Turkish Lira	Purchase	05/29/07	1,540,000	1,608,314	68,314
Turkish Lira	Purchase	06/01/07	1,265,173	1,323,357	58,184
Turkish Lira	Purchase	07/10/07	2,187,837	2,212,189	24,352
Turkish Lira	Purchase	07/11/07	3,280,000	3,324,344	44,344
Turkish Lira	Purchase	07/16/07	324,344	328,482	4,138

TOTAL OPEN FORWARD FOREIGN CONTRACTS WITH UNREALIZED GAIN					$22,412,497

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Argentine Peso	Purchase	07/02/07	$248,000	$247,884	$(116)
Brazilian Real	Sale	05/04/07	4,147,003	4,329,873	(182,870)
Brazilian Real	Sale	05/07/07	2,715,894	2,881,469	(165,575)
Brazilian Real	Sale	05/08/07	2,134,088	2,265,695	(131,607)
Brazilian Real	Sale	06/01/07	487,520	494,397	(6,877)
Brazilian Real	Sale	07/05/07	970,810	975,805	(4,995)
Brazilian Real	Purchase	08/06/07	1,640,171	1,638,605	(1,566)
British Pound	Purchase	05/16/07	62,730	62,712	(18)
British Pound	Sale	05/16/07	75,846,081	77,328,652	(1,482,571)
British Pound	Purchase	06/20/07	23,425,000	23,402,492	(22,508)
British Pound	Sale	06/20/07	79,734,968	81,289,917	(1,554,949)
Canadian Dollar	Sale	06/20/07	56,542,397	59,721,205	(3,178,808)
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Canadian Dollar	Sale	07/12/07	$32,917,509	$34,005,706	$(1,088,197)
Chilean Peso	Sale	05/08/07	6,742,731	6,844,848	(102,117)
Chilean Peso	Sale	05/14/07	791,388	824,067	(32,679)
Chilean Peso	Sale	06/01/07	982,223	1,007,626	(25,403)
Chilean Peso	Sale	06/05/07	557,661	571,489	(13,828)
Chilean Peso	Sale	07/05/07	456,547	468,866	(12,319)
Chilean Peso	Sale	07/18/07	1,155,268	1,168,265	(12,997)
Chilean Peso	Sale	07/30/07	1,473,113	1,477,106	(3,993)
Czech Koruna	Sale	06/20/07	4,183,459	4,315,145	(131,686)
Danish Krone	Sale	06/22/07	13,976,020	14,782,406	(806,386)
Euro	Purchase	05/30/07	2,418,794	2,415,014	(3,780)
Euro	Sale	05/30/07	512,846,286	513,801,167	(954,881)
Euro	Sale	06/20/07	56,672,605	57,790,189	(1,117,584)
Indian Rupee	Sale	05/04/07	2,618,916	2,623,024	(4,108)
Indian Rupee	Sale	05/09/07	613,000	641,526	(28,526)
Indian Rupee	Purchase	05/23/07	2,787,000	2,763,221	(23,779)
Indian Rupee	Sale	05/23/07	2,527,575	2,648,535	(120,960)
Indonesian Rupiah	Sale	05/02/07	1,476,000	1,481,670	(5,670)
Indonesian Rupiah	Purchase	05/08/07	1,208,953	1,206,533	(2,420)
Indonesian Rupiah	Purchase	05/09/07	1,105,572	1,101,079	(4,493)
Indonesian Rupiah	Purchase	05/11/07	3,832,771	3,827,903	(4,868)
Indonesian Rupiah	Sale	05/11/07	1,756,000	1,778,990	(22,990)
Indonesian Rupiah	Sale	05/31/07	1,768,000	1,779,930	(11,930)
Indonesian Rupiah	Purchase	06/22/07	495,000	494,192	(808)
Indonesian Rupiah	Sale	06/22/07	1,366,000	1,366,015	(15)
Indonesian Rupiah	Purchase	08/02/07	800,176	795,350	(4,826)
Israeli Shekel	Purchase	06/20/07	495,493	494,956	(537)
Israeli Shekel	Sale	06/20/07	3,534,138	3,536,468	(2,330)
Israeli Shekel	Purchase	01/28/08	606,000	594,747	(11,253)
Japanese Yen	Purchase	06/20/07	68,307,495	66,857,332	(1,450,163)
Malaysian Ringgit	Sale	05/07/07	1,771,215	1,771,870	(655)
Malaysian Ringgit	Purchase	08/08/07	1,782,148	1,779,830	(2,318)
Mexican Peso	Sale	06/20/07	15,349,714	15,464,310	(114,596)
New Zealand Dollar	Sale	05/30/07	719,277	764,985	(45,708)
New Zealand Dollar	Sale	06/20/07	42,582,277	45,529,227	(2,946,950)
Norwegian Krone	Sale	06/20/07	57,081,000	58,528,410	(1,447,410)
Philippine Peso	Sale	05/04/07	549,222	555,579	(6,357)
Philippine Peso	Sale	05/15/07	351,000	359,730	(8,730)
Philippine Peso	Purchase	05/25/07	3,040,350	3,034,206	(6,144)
Philippine Peso	Purchase	07/27/07	1,247,990	1,245,064	(2,926)
Philippine Peso	Purchase	07/25/07	1,448,000	1,444,910	(3,090)
Philippine Peso	Purchase	08/07/07	674,245	673,490	(755)
Polish Zloty	Sale	05/14/07	9,235,582	9,951,241	(715,659)
Russian Ruble	Sale	05/17/07	538,065	556,325	(18,260)
Singapore Dollar	Purchase	06/20/07	6,208,558	6,182,244	(26,314)
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

South African Rand	Purchase	05/03/07	$975,347	$974,406	$(941)
South African Rand	Sale	06/20/07	14,979,730	15,775,333	(795,603)
South Korean Won	Purchase	05/02/07	1,692,314	1,687,102	(5,212)
South Korean Won	Sale	05/02/07	2,929,000	2,961,358	(32,358)
South Korean Won	Purchase	06/05/07	3,063,996	3,053,758	(10,238)
South Korean Won	Sale	06/05/07	3,111,582	3,153,699	(42,117)
South Korean Won	Sale	06/11/07	3,153,000	3,211,570	(58,570)
South Korean Won	Purchase	06/18/07	1,447,152	1,438,773	(8,379)
South Korean Won	Sale	06/18/07	2,495,181	2,531,829	(36,648)
Swedish Krona	Sale	06/20/07	11,426,000	11,941,913	(515,913)
Swedish Krona	Sale	06/21/07	5,201,354	5,411,336	(209,982)
Swiss Franc	Purchase	06/20/07	46,404,451	46,282,431	(122,020)
Swiss Franc	Sale	06/20/07	76,094,064	76,881,077	(787,013)
Taiwan Dollar	Purchase	05/02/07	2,801,955	2,796,074	(5,881)
Taiwan Dollar	Purchase	05/09/07	3,153,000	3,101,299	(51,701)
Taiwan Dollar	Sale	06/04/07	968,944	970,715	(1,771)
Taiwan Dollar	Purchase	07/26/07	2,988,938	2,980,908	(8,030)
Taiwan Dollar	Sale	07/26/07	1,406,223	1,409,468	(3,245)
Turkish Lira	Sale	05/01/07	2,459,343	2,560,923	(101,580)
Turkish Lira	Sale	05/07/07	3,269,013	3,377,314	(108,301)
Turkish Lira	Sale	05/14/07	1,626,441	1,678,169	(51,728)
Turkish Lira	Sale	05/21/07	1,084,454	1,120,303	(35,849)
Turkish Lira	Sale	05/22/07	1,859,287	1,918,167	(58,880)
Turkish Lira	Purchase	05/29/07	397,090	388,523	(8,567)
Turkish Lira	Sale	05/29/07	636,954	657,379	(20,425)
Turkish Lira	Purchase	07/16/07	1,736,618	1,694,818	(41,800)
Yuan Renminbi	Purchase	05/11/07	1,506,930	1,493,148	(13,782)
Yuan Renminbi	Purchase	05/16/07	1,890,615	1,876,623	(13,992)
Yuan Renminbi	Purchase	06/05/07	1,282,707	1,275,843	(6,864)
Yuan Renminbi	Purchase	06/06/07	3,261,510	3,242,907	(18,603)
Yuan Renminbi	Purchase	06/22/07	3,502,804	3,478,405	(24,399)
Yuan Renminbi	Purchase	07/03/07	487,520	485,621	(1,899)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(21,286,149)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Gain	Date	Current Value	Current Value	Gain

Euro/Czech Koruna	06/20/07	$9,185,243	$9,547,620	$362,377
Euro/Hungarian Forint	06/20/07	3,708,629	3,795,346	86,717
Hungarian Forint/Euro	06/20/07	13,609,127	14,183,363	574,236
New Zealand Dollar/Japanese Yen	06/20/07	15,407,766	15,872,103	464,337
Polish Zloty/Euro	06/20/07	14,515,210	15,061,160	545,950
Slovakian Koruna/Euro	06/20/07	7,822,668	8,066,319	243,651

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE) WITH UNREALIZED GAIN				$2,277,268

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Loss	Date	Current Value	Current Value	Loss

Euro/Czech Koruna	06/20/07	$9,525,130	$9,185,243	$(339,887)
Euro/Hungarian Forint	06/20/07	3,659,722	3,570,256	(89,466)
Hungarian Forint/Euro	06/20/07	13,992,735	13,609,127	(383,608)
Polish Zloty/Euro	06/20/07	17,363,360	17,029,792	(333,568)
Slovakian Koruna/Euro	06/20/07	8,056,784	7,822,668	(234,116)

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE) WITH UNREALIZED LOSS				$(1,380,645)

FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Australia 10 Year Treasury Bond	98	June 2007	$57,382,415	$51,820
2 Year Euro Schatz	(114)	June 2007	(16,045,492)	71,562
5 Year Euro-Bobl	(533)	June 2007	(78,387,380)	546,365
10 Year Euro-Bund	487	June 2007	75,862,288	(782,272)
Japan 10 Year Treasury Bond	200	June 2007	224,889,112	923,508
U.K. Life Long Gilt	(39)	June 2007	(8,358,006)	13,258
U.S. Long Bonds	192	June 2007	21,456,000	(30,000)
2 Year U.S. Treasury Notes	(124)	June 2007	(25,385,125)	45,250
5 Year U.S. Treasury Notes	2,108	June 2007	223,085,688	135,766
10 Year U.S. Treasury Notes	289	June 2007	31,306,828	(130,438)

TOTAL			$505,806,328	$844,819

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)
SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments made
Swap	Amount	Termination	received by	made by	(received) by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Bank of America Securities LLC(a)	USD 103,590	06/22/09	5.000%	3 month LIBOR	$226,869	$(192,563)
Barclays Bank PLC(a)	EUR 111,030	06/22/09	4.250	6 month EURO	220,274	(557,459)
Barclays Bank PLC(a)	USD 135,280	06/22/09	5.000	3 month LIBOR	(174,029)	83,777
Barclays Bank PLC(a)	USD 233,100	06/22/09	3 month LIBOR	5.000%	(639,423)	483,910
BNP Paribas SA (London)(a)	EUR 83,320	06/22/09	4.250	6 month EURO	157,571	(408,808)
Credit Suisse First Boston International (London)(a)	USD 164,170	06/22/09	5.000	3 month LIBOR	33,866	(39,756)
Credit Suisse First Boston International (London)(a)	USD 205,830	06/22/09	3 month LIBOR	5.000	(675,264)	812,584
Lehman Brothers International (Europe)(a)	USD 135,080	06/22/09	5.000	3 month LIBOR	(178,500)	88,382
Merrill Lynch Capital Markets(a)	EUR 103,760	06/22/09	4.250	6 month EURO	201,205	(517,665)
Deutsche Bank AG(a)	EUR 195,930	10/16/09	4.360	6 month EURO	—	(59,079)
Deutsche Bank AG(a)	EUR 78,380	10/16/09	4.401	6 month EURO	—	57,062
Deutsche Bank AG(a)	EUR 78,380	10/16/09	4.395	6 month EURO	—	45,252
Deutsche Bank AG(a)	EUR 39,190	10/16/09	4.363	6 month EURO	—	(8,865)
Merrill Lynch Capital Markets	CAD 10,200	07/15/10	3 month CDOR	3.636	—	233,401
Merrill Lynch Capital Markets	CAD 10,300	07/15/10	3 month CDOR	3.641	—	234,187
Merrill Lynch Capital Markets	USD 6,600	07/19/10	4.398	3 month LIBOR	—	(51,161)
Merrill Lynch Capital Markets	USD 6,600	07/19/10	4.402	3 month LIBOR	—	(50,442)
Merrill Lynch Capital Markets	CAD 10,150	03/08/11	4.396	3 month CDOR	—	(10,473)
Merrill Lynch Capital Markets	USD 7,050	03/10/11	3 month LIBOR	5.236	—	(48,741)
Deutsche Bank AG	CAD 7,450	04/12/11	4.588	3 month CDOR	—	40,955
Credit Suisse First Boston International (London)	USD 4,350	04/18/11	3 month LIBOR	5.368	—	(51,349)
Deutsche Bank AG	CAD 1,260	07/25/11	3 month CDOR	4.618	—	(8,720)
UBS AG (London)	CAD 2,000	07/25/11	3 month CDOR	4.668	—	(17,609)
Deutsche Bank AG	CAD 1,260	07/28/11	3 month CDOR	4.635	—	(9,596)
Deutsche Bank AG	CAD 990	07/28/11	3 month CDOR	4.650	—	(8,085)
Deutsche Bank AG	CAD 1,860	08/01/11	3 month CDOR	4.579	—	(10,107)
Deutsche Bank AG	CAD 1,260	08/04/11	3 month CDOR	4.578	—	(6,741)
Deutsche Bank AG	CAD 1,260	08/08/11	3 month CDOR	4.565	—	(6,207)
Deutsche Bank AG	CAD 3,460	08/09/11	3 month CDOR	4.561	—	(16,999)
UBS AG (London)	CAD 9,050	08/10/11	3 month CDOR	4.553	—	(37,116)
Deutsche Bank AG	CAD 3,900	08/10/11	3 month CDOR	4.570	—	(18,496)
Deutsche Bank AG	CAD 3,900	08/10/11	3 month CDOR	4.552	—	(15,923)
Citibank NA	JPY 1,680,000	09/21/11	6 month JYOR	1.605	—	(199,387)
Citibank NA(a)	USD 10,000	09/21/11	5.600	3 month LIBOR	17,300	206,177
Citibank NA	EUR 6,250	09/21/11	4.031	6 month EURO	—	67,416
Deutsche Bank AG	JPY 420,000	09/21/11	6 month JYOR	1.610	—	(50,646)
Deutsche Bank AG	EUR 1,600	09/21/11	4.022	6 month EURO	—	16,423
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments made
Swap	Amount	Termination	received by	made by	(received) by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG	JPY 450,000	09/21/11	6 month JYOR	1.581%	$—	$(49,610)
Deutsche Bank AG	EUR 1,650	09/21/11	4.074%	6 month EURO	—	22,173
Deutsche Bank AG	CAD 7,020	09/27/11	4.158	3 month CDOR	—	(70,287)
Deutsche Bank AG	CAD 2,400	09/27/11	4.168	3 month CDOR	—	(23,406)
National Australia Bank	CAD 9,230	09/27/11	4.165	3 month CDOR	—	(90,861)
Deutsche Bank AG	CAD 690	09/28/11	4.179	3 month CDOR	—	(6,446)
National Australia Bank	CAD 5,360	10/03/11	4.176	3 month CDOR	—	(51,864)
UBS AG (London)	CAD 2,820	10/05/11	4.195	3 month CDOR	—	(25,362)
Deutsche Bank AG	CAD 2,520	10/06/11	4.183	3 month CDOR	—	(23,476)
Deutsche Bank AG	CAD 6,750	04/04/12	4.318	3 month CDOR	—	(11,613)
Deutsche Bank AG	CAD 6,750	04/05/12	4.328	3 month CDOR	—	(10,547)
Deutsche Bank AG	NZD 10,860	04/10/12	3 month ZDOR	7.598	—	(13,073)
Deutsche Bank AG	NZD 10,860	04/11/12	3 month ZDOR	7.598	—	22,076
Barclays Bank PLC(a)	GBP 12,920	06/20/12	5.500	6 month BP	88,963	(291,355)
Barclays Bank PLC(a)	USD 321,930	06/20/12	3 month LIBOR	5.000	1,334,440	(1,691,931)
Barclays Bank PLC(a)	EUR 96,010	06/20/12	6 month EURO	4.250	(845,278)	1,407,526
Barclays Bank PLC(a)	USD 432,820	06/20/12	5.000	3 month LIBOR	2,201,308	(2,681,937)
Citibank NA(a)	USD 31,720	06/20/12	3 month LIBOR	5.000	27,377	(62,601)
Credit Suisse First Boston International (London)(a)	USD 56,080	06/20/12	3 month LIBOR	5.000	(33,136)	20,077
Deutsche Bank AG(a)	AUD 154,270	06/20/12	6.250	6 month BBSW	(334,546)	(1,010,290)
Deutsche Bank AG(a)	USD 95,690	06/20/12	3 month LIBOR	5.000	(375,560)	269,300
Deutsche Bank AG(a)	SEK 83,000	06/20/12	4.250	3 month SKOF	—	(141,729)
Deutsche Bank AG(a)	AUD 98,060	06/20/12	6 month BBSW	6.250	1,214,304	(359,475)
Deutsche Bank AG(a)	USD 59,630	06/20/12	5.000	3 month LIBOR	(107,187)	173,402
Deutsche Bank AG(a)	CAD 15,050	06/20/12	3 month CDOR	4.500	(168,560)	142,204
Lehman Brothers International (London)(a)	USD 233,430	06/20/12	3 month LIBOR	5.000	989,236	(1,248,451)
Merrill Lynch Capital Markets(a)	JPY 8,905,000	06/20/12	6 month JYOR	1.500	(447,440)	55,144
Barclays Bank PLC(a)	USD 27,990	06/20/14	3 month LIBOR	5.100	(214,900)	143,755
Citibank NA(a)	JPY 4,745,000	06/20/14	1.500	6 month JYOR	(72,567)	(128,704)
Citibank NA(a)	JPY 24,811,000	06/20/14	6 month JYOR	1.500	943,988	108,427
Deutsche Bank AG(a)	JPY 4,745,000	06/20/14	1.500	6 month JYOR	(13,497)	(187,773)
Deutsche Bank AG(a)	JPY 6,163,000	06/20/14	6 month JYOR	1.500	191,781	(453,199)
JPMorgan Securities, Inc.(a)	JPY 19,826,500	06/20/14	6 month JYOR	1.500	1,697,623	(856,637)
Merrill Lynch Capital Markets(a)	JPY 5,700,000	06/20/14	6 month JYOR	1.500	177,834	55,071
Deutsche Bank AG(a)	EUR 132,050	10/16/14	6 month EURO	4.378	—	(58,128)
Deutsche Bank AG(a)	EUR 52,800	10/16/14	6 month EURO	4.435	—	(245,547)
Deutsche Bank AG(a)	EUR 52,800	10/16/14	6 month EURO	4.442	—	(292,018)
Deutsche Bank AG(a)	EUR 26,400	10/16/14	6 month EURO	4.380	—	(16,854)
Morgan Stanley Capital Services	EUR 23,000	06/13/16	4.198	6 month EURO	—	222,687
Citibank NA	JPY 489,000	06/28/16	6 month JYOR	2.100	—	(153,615)
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments made
Swap	Amount	Termination	received by	made by	(received) by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Citibank NA	EUR 1,905	06/28/16	4.281%	6 month EURO	$—	$35,218
Citibank NA	JPY 489,000	06/29/16	6 month JYOR	2.119%	—	(160,127)
Citibank NA	EUR 1,905	06/29/16	4.296	6 month EURO	—	38,361
Morgan Stanley Capital Services	EUR 5,150	07/13/16	4.290	6 month EURO	—	111,443
Bank of America NA(a)	JPY 6,494,000	06/20/17	1.750	6 month JYOR	(690,549)	385,491
Barclays Bank PLC(a)	SEK 710,000	06/20/17	3 month SKOF	4.250	—	2,570,139
Barclays Bank PLC(a)	EUR 77,660	06/20/17	4.250	6 month EURO	540,402	(1,952,599)
Citibank NA(a)	EUR 5,490	06/20/17	4.250	6 month EURO	36,497	(136,329)
Citibank NA(a)	JPY 2,090,000	06/20/17	1.750	6 month JYOR	(100,342)	4,026
Credit Suisse First Boston International (London)(a)	SEK 258,000	06/20/17	3 month SKOF	4.250	105,694	828,244
Credit Suisse First Boston International (London)(a)	GBP 8,600	06/20/17	6 month BP	5.250	(194,454)	442,769
Credit Suisse First Boston International (London)(a)	EUR 36,790	06/20/17	6 month EUR	4.250	864,498	(235,370)
Credit Suisse First Boston International (London)(a)	EUR 10,070	06/20/17	4.250	6 month EUR	65,572	(248,689)
Credit Suisse First Boston International (London)(a)	USD 10,920	06/20/17	5.100	3 month LIBOR	18,481	(75,622)
Deutsche Bank AG(a)	SEK 107,000	06/20/17	3 month SKOF	4.250	—	387,331
Deutsche Bank AG(a)	EUR 6,290	06/20/17	4.250	6 month EURO	40,950	(155,329)
Morgan Stanley Capital Services(a)	SEK 242,000	06/20/17	3 month SKOF	4.250	—	876,019
Barclays Bank PLC(a)	USD 189,840	06/20/22	3 month LIBOR	5.250	(735,727)	1,698,996
Barclays Bank PLC(a)	USD 101,230	06/20/22	5.250	3 month LIBOR	(1,469,227)	955,575
Lehman Brothers International (Europe)(a)	USD 101,000	06/20/22	5.250	3 month LIBOR	(1,430,532)	918,048
Barclays Bank PLC(a)	USD 23,770	06/21/27	5.250	3 month LIBOR	(524,177)	202,909
Credit Suisse First Boston International (London)(a)	USD 18,480	06/21/27	5.250	3 month LIBOR	(233,451)	(16,318)
Citibank NA(a)	USD 7,700	06/21/27	5.250	3 month LIBOR	(98,219)	(5,852)
Credit Suisse First Boston International (London)	EUR 4,200	12/10/35	3.904	6 month EURO	—	(570,143)
Credit Suisse First Boston International (London)	EUR 1,350	12/24/35	3.838	6 month EURO	—	(203,649)
Merrill Lynch Capital Markets	EUR 2,180	04/14/36	4.438	6 month EURO	—	(43,412)
Merrill Lynch Capital Markets	EUR 2,170	04/14/36	4.446	6 month EURO	—	(39,413)
Deutsche Bank AG	EUR 1,850	05/23/36	6 month EURO	4.558	—	(73,615)
Barclays Bank PLC(a)	GBP 8,950	06/22/37	6 month BP	4.500	168,994	815,226
Credit Suisse First Boston International (London)(a)	EUR 15,860	06/22/37	4.250	6 month EURO	(265,057)	(721,554)
Credit Suisse First Boston International (London)(a)	GBP 6,860	06/22/37	6 month BP	4.500	130,090	623,351
Merrill Lynch Capital Markets(a)	GBP 12,300	06/22/37	6 month BP	4.500	243,050	1,109,564
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments made
Swap	Amount	Termination	received by	made by	(received) by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG(a)	EUR 29,460	10/16/37	4.568%	6 month EURO	$—	$208,460
Deutsche Bank AG(a)	EUR 11,820	10/16/37	4.641	6 month EURO	—	271,222
Deutsche Bank AG(a)	EUR 11,800	10/16/37	4.631	6 month EURO	—	245,110
Deutsche Bank AG(a)	EUR 5,910	10/16/37	4.573	6 month EURO	—	47,601

TOTAL					$1,916,545	$489,668

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.

CDOR	—	Canadian Dollar Offered Rate
LIBOR	—	London Interbank Offered Rate
BP	—	British Pound Offered Rate
EURO	—	Euro Offered Rate
JYOR	—	Japanese Yen Offered Rate
ZDOR	—	New Zealand Dollar Offered Rate
SKOF	—	Swedish Krona Offered Rate
BBSW	—	Australian Bank Bill Swap Reference Rate
CREDIT DEFAULT SWAP CONTRACTS

					Upfront
		Notional	Rates		Payments
		Amount	Paid by	Termination	made (received)	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	the Fund	Date	by the Fund	Loss

Protection Purchased:
Core Investment Grade Bond Trust	Credit Suisse First Boston International (London)	EUR 59,900	0.300%	12/20/11	$(208,798)	$(129,581)
Core Investment Grade Bond Trust	Barclays Bank PLC	EUR 31,700	0.300	12/20/11	(110,474)	(68,601)
Core Investment Grade Bond Trust	Deutsche Bank AG	EUR 12,400	0.300	12/20/11	(45,674)	(24,374)
Core Investment Grade Bond Trust	Lehman Brothers International (London)	$52,300	0.350	06/20/12	116,854	(112,161)

TOTAL					$(248,092)	$(334,717)

WRITTEN OPTIONS — For the six months ended April 30, 2007, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding October 31, 2006	—	$—

Contracts written	4,436,000	14,084
Contracts expired	(4,436,000)	(14,084)

Contracts Outstanding April 30, 2007	—	$—

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds – 91.5%

Aerospace – 0.9%
BE Aerospace, Inc. (WR)
$2,000,000	8.875%		05/01/11	$2,059,160
FastenTech, Inc. (B-/B3)
1,250,000	11.500		05/01/11	1,321,875
K&F Acquisition, Inc. (B-/Caa1)
7,625,000	7.750		11/15/14	8,158,750
Mecachrome International, Inc. (B-/B3)
EUR3,500,000	9.000		05/15/14	4,895,679
Sequa Corp. (BB-/B2)
$4,000,000	9.000		08/01/09	4,230,000
Standard Aero Holdings, Inc. (B-/Caa1)
5,750,000	8.250		09/01/14	6,210,000
Vought Aircraft Industries, Inc. (CCC/B3)
2,500,000	8.000		07/15/11	2,525,000

				29,400,464

Agriculture – 0.8%
Land O’ Lakes, Inc. (B+/Ba3)
320,000	8.750		11/15/11	333,600
Land O’ Lakes, Inc. (BB/Ba2)
3,000,000	9.000		12/15/10	3,202,500
National Beef Packing Co. LLC/NB Finance Corp. (B-/Caa1)
2,750,000	10.500		08/01/11	2,894,375
Pilgrim’s Pride Corp. (B/B1)
5,000,000	7.625		05/01/15	5,068,750
Pilgrim’s Pride Corp. (B/B2)
3,250,000	8.375		05/01/17	3,294,688
Swift & Co. (B-/Caa1)
3,000,000	10.125		10/01/09	3,105,000
Swift & Co. (CCC+/Caa1)
4,125,000	12.500		01/01/10	4,290,000
Tereos Europe (BB-/Ba3)(a)
EUR2,875,000	6.375		04/15/14	4,001,834

				26,190,747

Automotive – 2.4%
FCE Bank PLC (B+/B1)
2,000,000	4.914	(b)	09/30/09	2,677,442
4,250,000	7.125		01/16/12	5,840,358
Ford Motor Co. (CCC+/Caa1)
$7,500,000	7.450		07/16/31	5,962,500
1,000,000	8.900		01/15/32	857,500
Ford Motor Credit Co. (B/B1)
2,500,000	9.750		09/15/10	2,643,233
11,250,000	9.875		08/10/11	11,964,107
14,000,000	7.250		10/25/11	13,687,183
4,000,000	7.000		10/01/13	3,790,385
5,750,000	8.000		12/15/16	5,606,043
General Motors Corp. (B-/Caa1)
EUR2,000,000	7.250		07/03/13	2,647,419
$1,750,000	8.800	(c)	03/01/21	1,658,125
2,500,000	8.250		07/15/23	2,262,500
2,000,000	8.375		07/05/33	2,579,187
16,500,000	8.375		07/15/33	14,932,500
General Motors Nova Scotia Finance Co. (B-/Caa1)
750,000	6.850		10/15/08	744,375

				77,852,857

Automotive – Distributor – 0.1%
Keystone Automotive Operations, Inc. (CCC+/Caa1)
4,000,000	9.750		11/01/13	3,800,000

Automotive Parts – 1.3%
Accuride Corp. (B-/B3)
3,000,000	8.500		02/01/15	3,097,500
Tenneco Automotive, Inc. (B+/Ba3)
2,000,000	10.250		07/15/13	2,195,000
Tenneco, Inc. (B/B3)
3,250,000	8.625		11/15/14	3,461,250
The Goodyear Tire & Rubber Co. (B-/B2)
4,000,000	11.250		03/01/11	4,375,000
3,000,000	9.000		07/01/15	3,307,500
The Goodyear Tire & Rubber Co. (B-/B3)
5,000,000	7.857		08/15/11	5,250,000
TRW Automotive, Inc. (BB-/Ba3)(a)
EUR3,500,000	6.375		03/15/14	4,785,228
$4,750,000	7.000		03/15/14	4,660,938
United Components, Inc. (CCC+/Caa1)
5,500,000	9.375		06/15/13	5,726,875
Visteon Corp. (CCC+/Caa2)
3,500,000	8.250		08/01/10	3,570,000
2,000,000	7.000		03/10/14	1,782,500

				42,211,791

Building Materials – Consumer – 0.4%
Collins & Aikman Floor Cover (B-/B3)
1,750,000	9.750		02/15/10	1,789,375
Culligan Finance Corp. B.V. (CCC+/B3)
EUR3,000,000	8.000		10/01/14	4,544,282
Heating Finance PLC (B-/B2)
GBP1,750,000	7.875		03/31/14	3,368,245
Interface, Inc. (CCC+/B3)
$2,000,000	9.500		02/01/14	2,175,000
Werner Holdings Co., Inc. (WR)(d)
3,000,000	10.000		11/15/07	153,750

				12,030,652

Building Materials – Fixtures & Fittings – 3.5%
ACIH, Inc. (CCC+/Caa1)(a)(e)
6,250,000	11.500		12/15/12	5,195,312
Associated Materials, Inc. (CCC/B3)
1,250,000	9.750		04/15/12	1,309,375
Associated Materials, Inc. (CCC/Caa2)(e)
13,000,000	11.250		03/01/14	9,685,000
CPG International, Inc. (B-/B3)
3,000,000	10.500		07/01/13	3,150,000
Goodman Global Holdings Co., Inc. (B-/B3)
13,500,000	7.875		12/15/12	13,635,000
Grohe Holding (CCC+/B3)
EUR19,000,000	8.625		10/01/14	26,706,187

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Building Materials – Fixtures & Fittings – (continued)
Legrand S.A. (BBB/Baa3)
$5,050,000	8.500%	02/15/25	$5,933,750
Nortek, Inc. (CCC+/B3)
23,750,000	8.500	09/01/14	23,512,500
NTK Holdings, Inc. (CCC+/Caa1)(e)
16,750,000	10.750	03/01/14	12,562,500
Panolam Industries International, Inc. (CCC+/Caa1)(a)
5,000,000	10.750	10/01/13	5,350,000
PLY Gem Industries, Inc. (CCC+/Caa1)
7,000,000	9.000	02/15/12	6,326,250

			113,365,874

Building Materials – Materials – 0.3%
Carmeuse Lime B.V. (BB/Ba3)
EUR5,625,000	10.750	07/15/12	8,232,673
Texas Industries, Inc. (BB-/Ba3)
$1,000,000	7.250	07/15/13	1,032,500

			9,265,173

Capital Goods – Others – 2.3%
Altra Industrial Motion, Inc. (CCC+/B2)
2,000,000	9.000	12/01/11	2,070,000
Baldor Electric Co. (B/B3)
12,000,000	8.625	02/15/17	12,810,000
Belden CDT, Inc. (BB-/Ba2)(a)
1,250,000	7.000	03/15/17	1,278,125
Briggs & Stratton Corp. (BB+/Ba1)
2,500,000	8.875	03/15/11	2,687,500
Mueller Group, Inc. (B/B3)
3,600,000	10.000	05/01/12	3,888,000
Mueller Holdings, Inc. (B/B3)(e)
7,438,000	14.750	04/15/14	6,898,745
RBS Global & Rexnord Corp. (CCC+/B3)
12,500,000	9.500	08/01/14	13,406,250
5,000,000	8.875	09/01/16	5,237,500
RBS Global & Rexnord Corp. (CCC+/Caa1)
11,500,000	11.750	08/01/16	12,621,250
Sensata Technologies (B-/Caa1)
8,250,000	8.000	05/01/14	8,291,250
Texon International PLC (WR)
DEM2,250,000	10.000	02/01/10	—
VAC Finanzierung GMBH (CCC+/B3)
EUR3,000,000	9.250	04/15/16	4,411,229

			73,599,849

Chemicals – 6.0%
Basell AF SCA (B/B2)(a)
$9,750,000	8.375	08/15/15	10,164,375
Basell AF SCA (B/B2)
EUR5,250,000	8.375	08/15/15	7,764,428
Compass Minerals International, Inc. (B-)(e)
$8,750,000	12.750	12/15/12	8,903,125
7,750,000	12.000	06/01/13	7,614,375
Equistar Chemical/Funding (BB-/B1)
3,000,000	10.625	05/01/11	3,165,000
Equistar Chemicals LP (BB-/B1)
2,750,000	10.125	09/01/08	2,897,813
2,000,000	7.550	02/15/26	1,980,000
Ferro Corp. (B+/WR)
3,250,000	9.125	01/01/09	3,339,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (B-/B3)(a)
11,250,000	9.750	11/15/14	12,178,125
Huntsman International LLC (B/B2)(a)
2,500,000	7.875	11/15/14	2,612,500
Ineos Group Holdings PLC (B-/B2)
EUR9,000,000	7.875	02/15/16	11,606,342
Ineos Group Holdings PLC (B-/B2)(a)
$12,750,000	8.500	02/15/16	12,463,125
Invista (B+/Ba3)(a)
6,000,000	9.250	05/01/12	6,390,000
KRATON Polymers LLC/Capital Corp. (B-/B3)
7,250,000	8.125	01/15/14	7,286,250
LBC Luxembourg (CCC+/B3)
EUR3,250,000	11.000	05/15/14	5,205,711
Lyondell Chemical Co. (B+/B1)
$2,000,000	8.250	09/15/16	2,150,000
Lyondell Chemical Co. (BB/Ba2)
4,000,000	10.500	06/01/13	4,390,000
MacDermid, Inc. (CCC+/Caa1)(a)
3,625,000	9.500	04/15/17	3,770,000
Momentive Performance Materials, Inc. (B-/B3)(a)
10,750,000	9.750	12/01/14	11,368,125
Momentive Performance Materials, Inc. (B-/B3)(a)(f)
4,000,000	10.125	12/01/14	4,240,000
Momentive Performance Materials, Inc. (CCC+/Caa2)(a)
8,000,000	11.500	12/01/16	8,560,000
PQ Corp. (B-/B3)
6,500,000	7.500	02/15/13	6,841,250
Rhodia S.A. (B/B1)(b)(c)
EUR4,500,000	6.718	10/15/13	6,309,797
Rhodia S.A. (B/B3)
$4,714,000	8.875	06/01/11	4,932,022
EUR6,641,000	9.250	06/01/11	9,493,111
Rockwood Specialties Group, Inc. (B-/B3)
$3,645,000	10.625	05/15/11	3,843,653
10,500,000	7.625	11/15/14	15,081,081
SPCM SA (B/B3)(a)
EUR2,750,000	8.250	06/15/13	4,067,081
The Mosaic Co. (BB-/B1)(a)
$1,000,000	7.375	12/01/14	1,045,000
3,000,000	7.625	12/01/16	3,187,500

			192,849,164

Conglomerates – 1.7%
Blount, Inc. (B/B2)
6,375,000	8.875	08/01/12	6,693,750
Bombardier, Inc. (BB/Ba2)(a)
6,250,000	6.750	05/01/12	6,226,562
3,000,000	8.000	11/15/14	3,153,750
EUR2,000,000	7.250	11/15/16	2,882,822

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Conglomerates – (continued)
Invensys PLC (B-/B2)(a)
$1,463,000	9.875%	03/15/11	$1,576,383
Noma Luxembourg S.A. (B+/B1)
EUR2,000,000	9.750	07/15/11	3,002,228
Park-Ohio Industries, Inc. (B-/B3)
$5,000,000	8.375	11/15/14	5,000,000
Polypore International, Inc. (CCC+/Caa2)(e)
6,750,000	10.500	10/01/12	6,446,250
Polypore, Inc. (CCC+/Caa1)
EUR10,750,000	8.750	05/15/12	13,746,050
Trimas Corp. (CCC+/B3)
$7,000,000	9.875	06/15/12	7,262,500

			55,990,295

Consumer Products – Household & Leisure – 2.9%
Affinion Group, Inc. (B-/B2)
6,250,000	10.125	10/15/13	6,859,375
Affinion Group, Inc. (B-/Caa1)
4,500,000	11.500	10/15/15	4,972,500
Ames True Temper (CCC-/Caa3)
3,750,000	10.000	07/15/12	3,712,500
FTD Group, Inc. (B-/B3)
2,430,000	7.750	02/15/14	2,430,000
Harry & David Holdings, Inc. (B-/B3)
3,000,000	9.000	03/01/13	3,120,000
Safilo Capital International S.A. (B/B2)
EUR7,150,000	9.625	05/15/13	10,623,198
Sealy Mattress Co. (B/B2)
$5,000,000	8.250	06/15/14	5,300,000
Simmons Bedding Co. (CCC+/B2)
3,000,000	7.875	01/15/14	3,090,000
Simmons Bedding Co. (CCC+/B3)
4,500,000	10.000	12/15/14	3,802,500
Solo Cup Co. (CCC-/Caa2)
1,750,000	8.500	02/15/14	1,531,250
Spectrum Brands, Inc. (CCC-/Caa3)
13,500,000	7.375	02/01/15	10,698,750
Spectrum Brands, Inc. (CCC-)(f)
5,500,000	11.250	10/02/13	5,142,500
True Temper Sports, Inc. (CCC/Caa2)
2,500,000	8.375	09/15/11	2,256,250
Vertrue, Inc. (B/Ba3)
3,000,000	9.250	04/01/14	3,292,500
Visant Corp. (B-/B2)
6,375,000	7.625	10/01/12	6,518,437
Visant Holding Corp. (B-/B3)
11,250,000	8.750	12/01/13	11,840,625
Visant Holding Corp. (B-/B3)(e)
8,750,000	10.250	12/01/13	8,181,250

			93,371,635

Consumer Products – Industrial – 0.7%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(e)
7,000,000	10.670	05/15/13	7,253,750
Johnsondiversey, Inc. (CCC+/B3)
EUR3,500,000	9.625	05/15/12	4,991,205
$4,005,000	9.625	05/15/12	4,170,206
Norcross Safety Products (B-/B2)
4,250,000	9.875	08/15/11	4,494,375
Safety Products Holdings, Inc. Series B (B-/B3)(f)
1,881,310	11.750	01/01/12	2,003,595

			22,913,131

Consumer Products – Non Durable – 1.7%
Chattem, Inc. (B/B2)
2,405,000	7.000	03/01/14	2,417,025
Del Laboratories, Inc. (CCC/Caa2)
7,250,000	8.000	02/01/12	6,815,000
Jafra Cosmetics International, Inc. (B-/B1)
1,303,000	10.750	05/15/11	1,371,408
Leiner Health Products, Inc. (CCC/Caa1)
2,000,000	11.000	06/01/12	1,980,000
Nutro Products, Inc. (CCC/Caa1)(a)
3,750,000	10.750	04/15/14	3,984,375
Playtex Products, Inc. (B-/Caa1)
6,500,000	9.375	06/01/11	6,711,250
Prestige Brands, Inc. (B-/B3)
2,100,000	9.250	04/15/12	2,184,000
Reddy Ice Holdings, Inc. (B-/B3)(e)
3,750,000	10.500	11/01/12	3,426,562
Sally Holdings LLC (CCC+/B2)(a)
8,500,000	9.250	11/15/14	8,861,250
Sally Holdings LLC (CCC+/Caa1)(a)
13,000,000	10.500	11/15/16	13,552,500
Yankee Acquisition Corp. (CCC+/B3)(a)
2,875,000	8.500	02/15/15	2,946,875
Yankee Acquisition Corp. (CCC+/Caa1)(a)
2,000,000	9.750	02/15/17	2,050,000

			56,300,245

Defense – 0.9%
Alliant Techsystems, Inc. (B+/B1)
4,000,000	6.750	04/01/16	4,035,000
Communications & Power Industries, Inc. (B-/B2)
2,000,000	8.000	02/01/12	2,055,000
DRS Technologies, Inc. (B/B3)
1,625,000	6.875	11/01/13	1,641,250
3,000,000	7.625	02/01/18	3,142,500
Heckler Koch GMBH (B-/B2)
EUR2,000,000	9.250	07/15/11	2,848,705
L-3 Communications Corp. (BB+/Ba3)
$3,500,000	6.125	01/15/14	3,465,000
3,000,000	5.875	01/15/15	2,917,500
8,500,000	6.375	10/15/15	8,457,500

			28,562,455

Energy – Coal – 0.5%
Arch Western Finance LLC (BB-/B1)
2,500,000	6.750	07/01/13	2,481,250

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Energy – Coal – (continued)
Massey Energy Co. (B+/B2)
$5,750,000	6.875%	12/15/13	$5,548,750
Peabody Energy Corp. (BB/Ba1)
4,000,000	6.875	03/15/13	4,070,000
1,000,000	5.875	04/15/16	957,500
1,750,000	7.375	11/01/16	1,850,625

			14,908,125

Energy – Exploration & Production – 2.1%
Chesapeake Energy Corp. (BB/Ba2)
4,750,000	6.375	06/15/15	4,767,813
5,250,000	6.625	01/15/16	5,328,750
8,000,000	6.875	01/15/16	8,150,000
9,250,000	6.500	08/15/17	9,203,750
Encore Acquisition Co. (B/B1)
8,250,000	6.000	07/15/15	7,548,750
3,000,000	7.250	12/01/17	2,895,000
EXCO Resources, Inc. (B-/B3)
4,000,000	7.250	01/15/11	4,010,000
KCS Energy, Inc. (B-/B3)
2,375,000	7.125	04/01/12	2,351,250
Newfield Exploration Co. (BB-/Ba3)
5,000,000	6.625	04/15/16	5,025,000
Pogo Producing Co. (B+/B1)
1,250,000	7.875	05/01/13	1,271,875
4,750,000	6.875	10/01/17	4,666,875
Quicksilver Resources, Inc. (B/B1)
3,250,000	7.125	04/01/16	3,225,625
Range Resources Corp. (B/B1)
3,500,000	6.375	03/15/15	3,465,000
Vintage Petroleum, Inc. (WR)
2,000,000	8.250	05/01/12	2,082,591
Whiting Petroleum Corp. (B/B1)
2,500,000	7.250	05/01/13	2,462,500
1,500,000	7.000	02/01/14	1,462,500

			67,917,279

Energy – Refining(a) – 0.1%
Petroplus Finance Ltd. (BB-/B1)
2,125,000	6.750	05/01/14	2,132,969
2,500,000	7.000	05/01/17	2,521,875

			4,654,844

Energy – Services – 0.2%
Aker Kvaerner ASA (WR)
EUR2,750,000	8.375	06/15/11	4,083,031
Seitel, Inc. (B-/B3)(a)
$2,000,000	9.750	02/15/14	2,035,000

			6,118,031

Entertainment & Leisure – 0.9%
AMC Entertainment, Inc. (B-/Ba3)
1,875,000	8.625	08/15/12	1,996,875
Blockbuster, Inc. (CCC+/Caa2)
3,500,000	9.000	09/01/12	3,583,125
Festival Fun Parks LLC (B/B3)
2,750,000	10.875	04/15/14	2,842,813
HRP Myrtle Beach Operations LLC (B/B2)(a)(b)
1,750,000	10.070	04/01/12	1,771,875
Universal City Development Partners (B-/B2)
8,750,000	11.750	04/01/10	9,307,812
Universal City Florida Holding Co. (B-/B3)
1,000,000	8.375	05/01/10	1,035,000
Warner Music Group (B/B2)
5,625,000	7.375	04/15/14	5,392,969
WMG Holdings Corp. (B/B2)(e)
4,550,000	9.500	12/15/14	3,480,750

			29,411,219

Environmental – 0.9%
Allied Waste North America, Inc. (BB/B1)
2,000,000	6.500	11/15/10	2,025,000
3,875,000	6.375	04/15/11	3,884,687
2,250,000	7.875	04/15/13	2,342,813
3,000,000	6.125	02/15/14	2,947,500
8,250,000	7.250	03/15/15	8,507,812
Allied Waste North America, Inc. Series B (BB/B1)
2,250,000	7.125	05/15/16	2,303,438
1,000,000	6.875	06/01/17	1,017,500
Waste Services (CCC+/Caa1)
4,500,000	9.500	04/15/14	4,753,125
WCA Waste Corp. (B-/B3)
1,688,000	9.250	06/15/14	1,780,840

			29,562,715

Finance – 1.7%
ETrade Financial Corp. (BB-/Ba2)
4,000,000	7.375	09/15/13	4,180,000
General Motors Acceptance Corp. (BB+/Ba1)
EUR1,500,000	4.750	09/14/09	2,008,945
$3,000,000	7.250	03/02/11	3,045,394
18,500,000	6.875	09/15/11	18,597,532
5,500,000	6.750	12/01/14	5,412,756
11,500,000	8.000	11/01/31	12,391,250
GMAC Canada Ltd. (BB+/Ba1)
GBP500,000	6.625	12/17/10	976,114
NCO Group, Inc. (B-/Caa1)(a)
$7,250,000	11.875	11/15/14	7,485,625

			54,097,616

Food – 1.0%
Dean Foods Co. (B+/B1)
5,000,000	7.000	06/01/16	5,075,000
Dole Food Co. (B-/Ca1)
3,500,000	8.625	05/01/09	3,552,500
3,000,000	8.875	03/15/11	3,026,250
Eagle Family Foods (Caa2)
3,500,000	8.750	01/15/08	3,500,000
Michael Foods, Inc. (B-/B3)
4,500,000	8.000	11/15/13	4,635,000

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Food – (continued)
Pinnacle Foods Finance LLC (CCC/Caa2)(a)
$9,000,000	9.250%	04/01/15	$8,966,250
5,000,000	10.625	04/01/17	5,043,750

			33,798,750

Gaming – 6.2%
Boyd Gaming Corp. (B+/Ba3)
2,000,000	6.750	04/15/14	2,000,000
1,000,000	7.125	02/01/16	1,000,000
Buffalo Thunder Development Authority (B/B2)(a)
2,500,000	9.375	12/15/14	2,562,500
Caesars Entertainment, Inc. (BB/Baa3)
1,500,000	7.500	09/01/09	1,561,875
CCM Merger, Inc. (CCC+/B3)(a)
3,500,000	8.000	08/01/13	3,552,500
Chukchansi Economic Development Authority (BB-/B2)(a)
4,000,000	8.000	11/15/13	4,140,000
Circus & Eldorado (B/B2)
3,500,000	10.125	03/01/12	3,683,750
Cirsa Finance Luxembourg SA (B/B1)
EUR5,000,000	8.750	05/15/14	7,164,409
Codere Finance Luxembourg SA
10,500,000	8.250	06/15/15	15,493,034
Codere Finance Luxembourg SA (B/B2)
2,500,000	8.250	06/15/15	3,688,818
French Lick Resorts & Casino LLC (B-/B3)(a)
$3,000,000	10.750	04/15/14	2,610,000
Galaxy Entertainment Finance Co., Ltd. (B+/B1)(a)
1,250,000	9.875	12/15/12	1,368,750
Greektown Holdings LLC (CCC+/B3)(a)
3,500,000	10.750	12/01/13	3,753,750
Harrah’s Operating Co., Inc. (BB/Baa3)
8,000,000	5.625	06/01/15	6,820,000
7,000,000	6.500	06/01/16	6,230,000
Herbst Gaming, Inc. (B-/B3)
2,000,000	8.125	06/01/12	2,025,000
Isle of Capri Casinos, Inc. (B/B1)
1,500,000	9.000	03/15/12	1,567,500
3,250,000	7.000	03/01/14	3,209,375
Mandalay Resort Group (B+/B1)
3,250,000	10.250	08/01/07	3,282,500
2,000,000	9.375	02/15/10	2,155,000
MGM Mirage, Inc. (B+/B1)
5,125,000	8.375	02/01/11	5,451,719
MGM Mirage, Inc. (BB/Ba2)
2,000,000	8.500	09/15/10	2,142,500
5,500,000	6.750	04/01/13	5,472,500
2,000,000	5.875	02/27/14	1,880,000
18,750,000	6.625	07/15/15	18,210,937
Mirage Resorts, Inc. (BB/Ba2)
3,125,000	7.250	08/01/17	3,085,937
Mohegan Tribal Gaming Authority (B/Ba2)
3,000,000	8.000	04/01/12	3,116,250
MTR Gaming Group, Inc. (B+/B1)
3,000,000	9.750	04/01/10	3,153,750
Park Place Entertainment Corp. (B+/Ba1)
5,000,000	7.875	03/15/10	5,250,000
2,500,000	8.125	05/15/11	2,653,125
Peermont Global Ltd. (B/B3)(a)
EUR5,000,000	7.750	04/30/14	7,020,780
Penn National Gaming, Inc. (B+/B1)
$2,750,000	6.750	03/01/15	2,756,875
Pinnacle Entertainment, Inc. (B-/Caa1)
4,500,000	8.250	03/15/12	4,623,750
1,500,000	8.750	10/01/13	1,584,375
Pokagon Gaming Authority (B/B3)(a)
625,000	10.375	06/15/14	700,000
Poster Financial Group, Inc. (BB-/B3)(c)
2,000,000	8.750	12/01/11	2,080,000
River Rock Entertainment (B+/B2)
2,000,000	9.750	11/01/11	2,127,500
San Pasqual Casino (B+/B2)(a)
1,500,000	8.000	09/15/13	1,545,000
Seminole Hard Rock Entertainment, Inc. (BB/B1)(a)(b)
2,500,000	7.848	03/15/14	2,546,875
Snoqualmie Entertainment Authority (B/B3)(a)
4,250,000	9.125	02/01/15	4,388,125
Station Casinos, Inc. (B/Ba3)
8,750,000	6.500	02/01/14	8,235,937
13,500,000	6.875	03/01/16	12,706,875
Turning Stone Casino Resort Enterprise (B+/B1)(a)
2,750,000	9.125	09/15/14	2,805,000
Wimar Opco LLC/Wimar Opco Finance Corp. (CCC+/B3)(a)
7,000,000	9.625	12/15/14	7,096,250
Wynn Las Vegas LLC (BB-/B1)
11,500,000	6.625	12/01/14	11,543,125

			200,045,946

Health Care – Medical Products – 1.8%
Advanced Medical Optics, Inc. (B/B1)(a)
3,000,000	7.500	05/01/17	3,082,500
CDRV Investors, Inc. (CCC+/Caa1)(a)(b)(f)
3,000,000	9.860	12/01/11	3,015,000
CDRV Investors, Inc. (CCC+/Caa1)(e)(f)
19,750,000	9.625	01/01/15	17,281,250
Fisher Scientific International, Inc. (BBB/Baa3)
2,250,000	6.125	07/01/15	2,261,642
PTS Acquisition Corp. (B-/Caa1)(a)(f)
14,000,000	9.500	04/15/15	14,315,000
PTS Acquisition Corp. (B-/Caa1)(a)
EUR2,125,000	9.750	04/15/17	2,961,502
The Cooper Cos., Inc. (BB-/Ba3)(a)
$1,250,000	7.125	02/15/15	1,268,750
VWR International, Inc. (CCC+/B3)
12,625,000	8.000	04/15/14	13,414,063

			57,599,707

Health Care – Pharmaceutical – 0.5%
Angiotech Pharmaceuticals, Inc. (B-/B3)
3,000,000	7.750	04/01/14	2,775,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds – (continued)

Health Care – Pharmaceutical – (continued)
Elan Finance PLC/Elan Finance Corp. (B/B3)
$6,000,000	7.750%		11/15/11	$5,985,000
1,500,000	8.875	(a)	12/01/13	1,556,250
Mylan Laboratories, Inc. (BBB-/Ba1)
1,000,000	6.375		08/15/15	989,312
Warner Chilcott Corp. (B-/Caa1)
5,231,000	8.750		02/01/15	5,544,860

				16,850,422

Health Care – Services – 3.7%
Accellent, Inc. (CCC+/Caa2)
8,250,000	10.500		12/01/13	8,415,000
Alliance Imaging, Inc. (B-/B3)
4,000,000	7.250		12/15/12	3,930,000
AmeriPath, Inc. (B-/B3)
6,000,000	10.500		04/01/13	6,525,000
CRC Health Corp. (CCC+/Caa1)
2,125,000	10.750		02/01/16	2,326,875
DaVita, Inc. (B/B2)
5,250,000	7.250		03/15/15	5,368,125
HCA, Inc. (B-/Caa1)
12,000,000	6.250		02/15/13	11,070,000
5,000,000	6.750		07/15/13	4,675,000
6,500,000	6.375		01/15/15	5,679,375
4,000,000	6.500		02/15/16	3,485,000
HCA, Inc. (BB-/B2)(a)
2,500,000	9.125		11/15/14	2,700,000
10,500,000	9.250		11/15/16	11,458,125
7,000,000	9.625	(f)	11/15/16	7,647,500
Psychiatric Solutions, Inc. (B-/B3)
1,666,000	10.625		06/15/13	1,807,610
1,500,000	7.750		07/15/15	1,535,625
Select Medical Corp. (CCC+/B3)
6,125,000	7.625		02/01/15	5,512,500
Senior Housing Properties Trust (BB+/Ba2)
1,950,000	7.875		04/15/15	2,037,750
Tenet Healthcare Corp. (CCC+/Caa1)
2,500,000	6.375		12/01/11	2,346,875
2,250,000	6.500		06/01/12	2,089,688
9,250,000	7.375		02/01/13	8,683,437
3,000,000	9.875		07/01/14	3,067,500
1,000,000	0.000		02/01/15	997,500
U.S. Oncology, Inc. (B-/B1)
4,000,000	9.000		08/15/12	4,260,000
U.S. Oncology, Inc. (B-/B2)
1,875,000	10.750		08/15/14	2,100,000
United Surgical Partners International, Inc. (CCC+/Caa1)(a)
2,750,000	8.875		05/01/17	2,825,625
Vanguard Health Holding Co. I (CCC+/Caa1)(e)
3,500,000	11.250		10/01/15	2,922,500
Vanguard Health Holding Co. II (CCC+/Caa1)
3,500,000	9.000		10/01/14	3,640,000
Ventas Realty LP (BB+/Ba2)
2,000,000	9.000		05/01/12	2,235,000

				119,341,610

Home Construction – 0.4%
K. Hovnanian Enterprises, Inc. (BB/Ba2)
1,500,000	6.250		01/15/15	1,365,000
3,000,000	7.500		05/15/16	2,895,000
4,000,000	8.625		01/15/17	4,050,000
Kimball Hill, Inc. (B/B3)
2,250,000	10.500		12/15/12	2,205,000
Meritage Homes Corp. (BB/Ba2)
4,000,000	6.250		03/15/15	3,730,000

				14,245,000

Lodging – 0.4%
Gaylord Entertainment Co. (B-/B3)
3,125,000	8.000		11/15/13	3,257,812
Host Hotels & Resorts LP (BB)(a)
2,000,000	6.875		11/01/14	2,047,500
Host Marriott LP (BB/Ba1)
5,750,000	7.125		11/01/13	5,936,875
3,125,000	6.375		03/15/15	3,117,188

				14,359,375

Machinery – 0.3%
Case New Holland, Inc. (BB/Ba3)
3,000,000	7.125		03/01/14	3,146,250
Columbus Mckinnon Corp. (BB-/Ba2)
1,787,000	10.000		08/01/10	1,907,623
Douglas Dynamics LLC (B-/B3)(a)
500,000	7.750		01/15/12	466,250
Dresser-Rand Group, Inc. (B/B1)
4,067,000	7.375		11/01/14	4,128,005

				9,648,128

Media – 0.7%
DIRECTV Holdings LLC (BB-/Ba3)
3,500,000	8.375		03/15/13	3,688,125
500,000	6.375		06/15/15	481,250
EchoStar DBS Corp. (BB-/Ba3)
5,500,000	6.375		10/01/11	5,568,750
4,250,000	7.000		10/01/13	4,420,000
4,500,000	7.125		02/01/16	4,685,625
Lamar Media Corp. (B/Ba3)
2,500,000	7.250		01/01/13	2,550,000
500,000	7.250	(a)	01/01/13	460,000

				21,853,750

Media – Broadcasting & Radio – 1.5%
AMFM, Inc. (B+/Baa3)
3,000,000	8.000		11/01/08	3,101,900
Clear Channel Communications, Inc. (B+/Baa3)
5,000,000	5.750		01/15/13	4,640,877
5,750,000	5.500		09/15/14	5,091,949
4,000,000	5.500		12/15/16	3,404,024
CMP Susquehanna Corp. (CCC/B3)(a)
6,500,000	9.875		05/15/14	6,630,000
LIN Television Corp. (B-/B1)
5,500,000	6.500		05/15/13	5,417,500

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Media – Broadcasting & Radio – (continued)
Radio One, Inc. (B-/B1)
$2,000,000	6.375%	02/15/13	$1,950,000
Sinclair Broadcast Group, Inc. (B/B1)
1,750,000	8.000	03/15/12	1,811,250
Univision Communications, Inc. (CCC+/B3)(a)(f)
16,750,000	9.750	03/15/15	16,875,625

			48,923,125

Media – Cable – 4.1%
Adelphia Communications Corp. (WR)(d)
2,000,000	10.250	06/15/49	685,656
Atlantic Broadband Finance LLC (CCC+/Caa1)
3,250,000	9.375	01/15/14	3,355,625
Cablecom Luxembourg SCA (CCC+/B3)
EUR4,250,000	8.000	11/01/16	6,133,246
Cablevision Systems Corp. (B+/B3)
$7,875,000	8.000	04/15/12	8,052,187
CCH I Holdings LLC (CCC/Caa3)
3,250,000	9.920	04/01/14	3,030,625
5,500,000	11.750	05/15/14	5,458,750
CCH I LLC (CCC/Caa2)
11,500,000	11.000	10/01/15	12,190,000
Charter Communications Holdings II (CCC/Caa2)
6,125,000	10.250	09/15/10	6,523,125
CSC Holdings, Inc. (B+/B2)
8,250,000	8.125	07/15/09	8,569,687
1,250,000	8.125	08/15/09	1,293,750
2,000,000	7.625	04/01/11	2,060,000
3,750,000	6.750	04/15/12	3,740,625
Kabel Deutschland GmbH (B-/B2)
5,750,000	10.625	07/01/14	6,461,563
Mediacom LLC (B/B3)
3,000,000	9.500	01/15/13	3,105,000
NTL Cable PLC
GBP2,250,000	9.750	04/15/14	4,780,533
Ono Finance II (CCC+/B3)
EUR11,250,000	8.000	05/16/14	15,947,206
Ono Finance PLC (CCC+/B3)
4,000,000	10.500	05/15/14	6,127,275
Rainbow National Services LLC (B+/B3)(a)
$2,000,000	10.375	09/01/14	2,250,000
Telenet Communications N.V. (B-/B3)
EUR2,054,250	9.000	12/15/13	3,066,143
Telenet Group Holding N.V. (CCC+/B3)(a)(e)
$11,121,000	11.500	06/15/14	10,439,839
UPC Holding BV (CCC+/B3)
EUR4,250,000	7.750	01/15/14	6,017,251
8,000,000	8.625	01/15/14	11,667,752

			130,955,838

Metals – 1.6%
AK Steel Corp. (B+/B2)
$500,000	7.875	02/15/09	498,750
7,500,000	7.750	06/15/12	7,743,750
Aleris International, Inc. (B-/B3)(a)(f)
6,750,000	9.000	12/15/14	7,180,313
Aleris International, Inc. (B-/Caa1)(a)
12,250,000	10.000	12/15/16	12,755,312
GrafTech Finance, Inc. (B-/B2)
5,514,000	10.250	02/15/12	5,789,700
GrafTech International Ltd. (CCC+/B2)(c)
1,250,000	1.625	01/15/24	1,164,063
Kloeckner Investment S.C.A. (B+/B1)
EUR2,778,846	10.500	05/15/15	4,474,738
Novelis, Inc. (B/B2)
$11,875,000	7.250	02/15/15	12,557,812

			52,164,438

Packaging – 3.8%
Berry Plastics Holding Corp. (B-/B3)
8,500,000	8.875	09/15/14	8,733,750
Consol Speciality Glass Ltd. (B+/B1)(a)
EUR2,000,000	7.625	04/15/14	2,807,311
Covalence Specialty Materials Corp. (CCC+/Caa1)(a)
$8,000,000	10.250	03/01/16	8,040,000
Crown Americas LLC (B/B1)
8,000,000	7.750	11/15/15	8,460,000
Gerresheimer Holdings GMBH (B-/Caa1)
EUR7,750,000	7.875	03/01/15	11,448,555
Graham Packaging Co., Inc. (CCC+/Caa1)
$20,000,000	9.875	10/15/14	20,700,000
Graphic Packaging International, Inc. (B-/B3)
12,500,000	9.500	08/15/13	13,343,750
Impress Holdings BV (B/Ba3)(b)
EUR1,000,000	7.093	09/15/13	1,405,589
Impress Holdings BV (CCC+/B3)
13,000,000	9.250	09/15/14	19,070,974
Owens Brockway Glass Container (B/B3)
$2,500,000	8.250	05/15/13	2,621,875
1,000,000	6.750	12/01/14	1,006,250
Owens Brockway Glass Container (BB-/Ba2)
7,032,000	8.875	02/15/09	7,190,220
Pliant Corp.(f)
392,585	13.000	07/15/10	231,625
Pliant Corp. (CCC/Caa1)
2,000,000	11.125	09/01/09	2,032,500
Pregis Corp. (CCC+/Caa1)(a)
6,750,000	12.375	10/15/13	7,627,500
Stichting Participatie Impress Cooperatieve UA(f)
EUR821,895	17.000	09/29/49	1,208,522
Tekni-Plex, Inc. (C/Caa1)(a)
$4,500,000	9.750	11/15/13	4,601,250
Tekni-Plex, Inc. (CCC-/B1)(a)
1,000,000	11.875	08/15/12	1,140,000

			121,669,671

Paper – 2.7%
Abitibi-Consolidated, Inc. (B+/B3)
7,181,000	8.550	08/01/10	7,306,667
Ainsworth Lumber Co. Ltd. (CCC+/B2)
4,000,000	7.250	10/01/12	2,940,000
2,500,000	6.750	03/15/14	1,762,500

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Paper – (continued)
Boise Cascade LLC (B+/B2)
$6,000,000	7.125%	10/15/14	$6,000,000
Catalyst Paper Corp. (B+/B2)
2,750,000	8.625	06/15/11	2,784,375
1,500,000	7.375	03/01/14	1,440,000
Georgia-Pacific Corp. (B/B2)
8,500,000	8.125	05/15/11	8,967,500
1,000,000	9.500	12/01/11	1,103,750
1,500,000	7.700	06/15/15	1,537,500
2,750,000	7.750	11/15/29	2,743,125
Georgia-Pacific Corp. (B/Ba3)(a)
5,250,000	7.000	01/15/15	5,276,250
6,750,000	7.125	01/15/17	6,783,750
Jefferson Smurfit Corp. (CCC+/B3)
6,000,000	8.250	10/01/12	6,097,500
1,750,000	7.500	06/01/13	1,736,875
JSG Funding PLC (B/B2)
EUR94,000	10.125	10/01/12	137,256
3,000,000	7.750	04/01/15	4,360,055
$2,000,000	7.750	04/01/15	2,055,000
NewPage Corp. (B-/B2)
5,500,000	10.000	05/01/12	6,070,625
Port Townsend Paper Corp. (WR)(a)(d)
2,500,000	11.000	04/15/11	1,625,000
Smurfit Kappa Funding PLC (B/B2)
498,000	9.625	10/01/12	527,880
Smurfit-Stone Container Enterprises, Inc. (CCC+/B2)(a)
6,000,000	8.000	03/15/17	6,000,000
Stone Container Finance (CCC+/B3)
500,000	7.375	07/15/14	492,500
Verso Paper Holdings LLC (B/B2)(a)
4,250,000	9.125	08/01/14	4,505,000
Verso Paper Holdings LLC (CCC+/B3)(a)
5,000,000	11.375	08/01/16	5,350,000

			87,603,108

Printing – 0.3%
SGS International, Inc. (B-/B3)
4,750,000	12.000	12/15/13	5,165,625
Valassis Communications, Inc. (B-/B3)(a)
3,750,000	8.250	03/01/15	3,703,125

			8,868,750

Publishing – 4.7%
Advanstar Communications, Inc. (B+/B1)
5,000,000	10.750	08/15/10	5,450,000
Advanstar Communications, Inc. (CCC/Caa1)
2,000,000	12.000	02/15/11	2,090,000
Advanstar, Inc.(e)
2,500,000	15.000	10/15/11	2,618,750
American Media Operations, Inc. (CCC-/Caa2)
2,000,000	8.875	01/15/11	1,810,000
Dex Media East LLC (B/B2)
3,087,000	12.125	11/15/12	3,368,689
Dex Media West LLC (B/B2)
6,744,000	9.875	08/15/13	7,359,390
Dex Media, Inc. (B/B3)
1,250,000	8.000	11/15/13	1,312,500
12,750,000	9.000 (e)	11/15/13	12,000,937
Idearc, Inc. (B+/B2)(a)
9,500,000	8.000	11/15/16	9,915,625
Lighthouse International Co. SA (B/B2)
EUR10,000,000	8.000	04/30/14	14,806,445
Nielsen Finance LLC (CCC+/Caa1)(a)
$16,500,000	10.000	08/01/14	18,108,750
Nielsen Finance LLC (CCC+/Caa1)
EUR3,750,000	11.125	08/01/16	3,690,950
Nielsen Finance LLC (CCC+/Caa1)(a)(e)
$19,750,000	12.500	08/01/16	14,318,750
Primedia, Inc. (B/B2)
4,000,000	8.875	05/15/11	4,120,000
3,750,000	8.000	05/15/13	3,885,937
RH Donnelley Corp. (B/B3)
3,500,000	6.875	01/15/13	3,460,625
11,000,000	8.875	01/15/16	11,880,000
The Reader’s Digest Association, Inc. (CCC+/Caa1)(a)
2,250,000	9.000	02/15/17	2,207,813
WDAC Subsidiary Corp. (CCC+/Caa1)
EUR19,750,000	8.500	12/01/14	28,981,633

			151,386,794

Real Estate – 0.8%
Castle Holdco Ltd. (B/B2)(a)(b)
GBP2,000,000	8.584	05/15/14	3,999,400
Castle Holdco Ltd. (CCC+/Caa1)(a)
2,125,000	9.875	05/15/15	4,249,363
Crescent Real Estate Equities Ltd. (B/B1)
$2,000,000	9.250	04/15/09	2,045,000
Realogy Corp. (B-/Caa1)(a)
7,000,000	10.500	04/15/14	7,017,500
Realogy Corp. (B-/Caa1)(a)(f)
2,000,000	11.000	04/15/14	1,990,000
Realogy Corp. (B-/Caa2)(a)
5,250,000	12.375	04/15/15	5,250,000

			24,551,263

Restaurants – 0.3%
Landry’s Restaurants, Inc. (B/B1)
10,500,000	7.500	12/15/14	10,447,500

Retailers – 1.4%
Michaels Stores, Inc. (CCC/B2)(a)
6,750,000	10.000	11/01/14	7,408,125
Michaels Stores, Inc. (CCC/Caa1)(a)
8,500,000	11.375	11/01/16	9,371,250
Neiman-Marcus Group, Inc. (B-/B2)(f)
5,000,000	9.000	10/15/15	5,500,000
Neiman-Marcus Group, Inc. (B-/B3)
11,000,000	10.375	10/15/15	12,375,000
Victoria Acquisition II B.V.(b)(f)
EUR2,918,947	11.814	05/15/15	4,053,047

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Retailers – (continued)
Victoria Acquisition III B.V. (B-/B3)
$3,625,000	7.875%	10/01/14	$5,429,172

			44,136,594

Retailers – Food & Drug – 1.1%
Ahold Lease USA, Inc. (BB+/Ba1)(e)
2,000,000	8.620	01/02/25	2,260,000
Ahold Lease USA, Inc. (BBB-/Ba1)(e)
890,955	7.820	01/02/20	963,345
Brake Bros. Finance PLC (CCC+/B3)
GBP6,000,000	12.000	12/15/11	12,958,056
Ingles Markets, Inc. (B/B3)
$4,000,000	8.875	12/01/11	4,155,000
Jean Coutu Group, Inc. (B-/B3)
875,000	7.625	08/01/12	933,363
Jean Coutu Group, Inc. (B-/Caa2)
4,750,000	8.500	08/01/14	5,153,750
Rite Aid Corp. (B/B3)
3,250,000	7.500	03/01/17	3,241,875
Supervalu, Inc. (B/B1)
4,250,000	7.500	11/15/14	4,435,937

			34,101,326

Services Cyclical – Business Services – 1.1%
Carlson Wagonlit BV (B-/B2)(b)
EUR3,000,000	9.763	05/01/15	4,371,108
Cornell Co., Inc. (CCC+/B2)
$1,500,000	10.750	07/01/12	1,635,000
Corrections Corp. of America (BB/Ba2)
2,000,000	7.500	05/01/11	2,057,500
625,000	6.750	01/31/14	635,938
Iron Mountain, Inc. (B/B3)
4,000,000	8.625	04/01/13	4,110,000
Savcio Holdings Ltd. (B2/B+)
EUR2,000,000	8.000	02/15/13	2,886,233
West Corp. (B-/Caa1)(a)
$8,000,000	9.500	10/15/14	8,460,000
10,000,000	11.000	10/15/16	10,925,000

			35,080,779

Services Cyclical – Distribution/Logistics – 0.3%
ACCO Brands Corp. (B/B2)
7,500,000	7.625	08/15/15	7,687,500
Jarden Corp. (B-/B3)
3,500,000	7.500	05/01/17	3,587,500

			11,275,000

Services Cyclical – Rental Equipment – 1.9%
Ahern Rentals, Inc. (B/B3)
3,000,000	9.250	08/15/13	3,127,500
Ashtead Capital, Inc. (B/B3)(a)
2,000,000	9.000	08/15/16	2,150,000
Ashtead Holdings PLC (B/B3)(a)
2,000,000	8.625	08/01/15	2,085,000
Hertz Corp. (B/B1)
10,750,000	8.875	01/01/14	11,610,000
Hertz Corp. (B/B2)
9,000,000	10.500	01/01/16	10,305,000
Rental Service Corp. (B-/Caa1)(a)
12,000,000	9.500	12/01/14	12,750,000
United Rentals North America, Inc. (B/B3)
7,000,000	7.750	11/15/13	7,262,500
5,000,000	7.000	02/15/14	5,087,500
Williams Scotsman, Inc. (B+/B2)
5,500,000	8.500	10/01/15	5,830,000

			60,207,500

Technology – Hardware – 3.2%
Avago Technologies (CCC+/Caa1)
6,000,000	11.875	12/01/15	6,825,000
Avago Technologies Finance Corp. (B/B2)
9,750,000	10.125	12/01/13	10,664,062
Freescale Semiconductor, Inc. (B/B1)(a)
4,750,000	8.875	12/15/14	4,761,875
Freescale Semiconductor, Inc. (B/B1)(a)(f)
10,750,000	9.125	12/15/14	10,723,125
Freescale Semiconductor, Inc. (B/B2)(a)
11,000,000	10.125	12/15/16	11,110,000
Lucent Technologies, Inc. (B+/Ba2)
4,000,000	5.500	11/15/08	3,980,000
11,000,000	6.450	03/15/29	10,037,500
MagnaChip Semiconductor (B/B2)
1,500,000	6.875	12/15/11	1,245,000
MagnaChip Semiconductor (CCC+/Caa1)
3,000,000	8.000	12/15/14	1,927,500
Nortel Networks Corp. (B-/B3)
2,000,000	4.250	09/01/08	1,975,588
Nortel Networks Ltd. (B-/B3)(a)
4,375,000	10.125	07/15/13	4,856,250
2,000,000	10.750	07/15/16	2,255,000
NXP BV/NXP Funding LLC (B+/B2)
EUR1,875,000	8.625	10/15/15	2,616,289
$7,500,000	9.500 (a)	10/15/15	7,875,000
NXP BV/NXP Funding LLC (BB+/Ba2)(a)
4,250,000	7.875	10/15/14	4,409,375
Spansion, Inc. (B/Caa1)(a)
8,625,000	11.250	01/15/16	8,883,750
Xerox Capital Trust I (B+/Ba1)
2,250,000	8.000	02/01/27	2,289,375
Xerox Corp. (BB+/Baa3)
2,250,000	9.750	01/15/09	2,405,908
2,000,000	7.625	06/15/13	2,101,433
Xerox Corp. (BBB-/Baa3)
EUR2,000,000	9.750	01/15/09	2,954,466

			103,896,496

Technology – Software/Services – 1.9%
Serena Software, Inc. (CCC+/Caa1)
3,500,000	10.375	03/15/16	3,810,625
Sungard Data Systems, Inc. (B-/Caa1)
11,500,000	9.125	08/15/13	12,333,750
17,000,000	10.250	08/15/15	18,700,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds – (continued)

Technology – Software/Services – (continued)
Travelport, Inc. (CCC+/B3)(a)
$13,750,000	9.875%		09/01/14	$14,781,250
Travelport, Inc. (CCC+/Caa1)(a)
9,500,000	11.875		09/01/16	10,640,000

				60,265,625

Telecommunications – 2.1%
BCM Ireland Preferred Equity Ltd. (B-)(b)(f)
EUR3,713,566	10.814		02/15/17	5,086,719
Citizens Communications Co. (BB+/Ba2)
$7,125,000	9.250		05/15/11	7,908,750
Level 3 Financing, Inc. (CCC+/B3)(a)
8,000,000	9.250		11/01/14	8,320,000
Nordic Telephone Co. Holdings (B/B2)
EUR8,125,000	8.250		05/01/16	12,168,834
$8,500,000	8.875	(a)	05/01/16	9,084,375
Qwest Capital Funding, Inc. (B+/B1)
750,000	7.000		08/03/09	763,125
6,750,000	7.900		08/15/10	7,053,750
Qwest Communications International, Inc. (B+/Ba3)
2,000,000	7.500		02/15/14	2,070,000
Qwest Corp. (BB+/Ba1)
4,000,000	8.875		03/15/12	4,425,000
1,250,000	7.500		10/01/14	1,323,438
3,000,000	6.875		09/15/33	2,932,500
Windstream Corp. (BB-/Ba3)
4,625,000	8.625		08/01/16	5,075,937
2,000,000	7.000	(a)	03/15/19	2,017,500

				68,229,928

Telecommunications – Cellular – 3.4%
Alamosa Delaware, Inc. (BBB/Baa3)
1,787,000	11.000		07/31/10	1,903,628
1,500,000	8.500		01/31/12	1,588,487
American Cellular Corp. (CCC/B3)
905,000	10.000		08/01/11	957,037
American Tower Corp. (BB-/Ba2)
5,000,000	7.125		10/15/12	5,193,750
American Towers, Inc. (BB-/Ba1)
1,000,000	7.250		12/01/11	1,040,000
Centennial Cellular Communications (CCC/B2)
1,500,000	10.125		06/15/13	1,627,500
Digicel Group Ltd. (Caa2)(a)
4,750,000	8.875		01/15/15	4,660,937
Digicel Ltd. (Caa2)(a)
5,000,000	9.125		01/15/15	4,850,000
Digicel Ltd. (B3)(a)
2,250,000	9.250		09/01/12	2,385,000
Dobson Communications Corp. (CCC/Caa1)
2,000,000	8.875		10/01/13	2,062,500
Hellas Telecommunications III (CCC+/B3)
EUR7,125,000	8.500		10/15/13	10,658,977
Nextel Communications, Inc. (BBB/Baa3)
$3,500,000	5.950		03/15/14	3,441,367
14,000,000	7.375		08/01/15	14,569,184
Nextel Partners, Inc. (BBB/WR)
4,000,000	8.125		07/01/11	4,172,843
Orascom Telecom Finance SCA (B-/B2)(a)
10,000,000	7.875		02/08/14	9,866,240
Rogers Wireless Communications, Inc. (BBB-/Baa3)
2,000,000	7.500		03/15/15	2,197,500
Rogers Wireless, Inc. (BB+/Ba1)
5,000,000	8.000		12/15/12	5,343,750
Rural Cellular Corp. (CCC/B3)
4,000,000	9.875		02/01/10	4,240,000
Wind Acquisition Finance SA (B-/B2)
EUR6,375,000	9.750		12/01/15	10,048,083
Wind Acquisition Finance SA (B-/B2)(a)
$16,750,000	10.750		12/01/15	19,346,250

				110,153,033

Telecommunications – Satellites – 1.1%
Inmarsat Finance II PLC (B+/B1)(e)
6,000,000	10.375		11/15/12	5,760,000
Inmarsat Finance PLC (B+/Ba3)
1,000,000	7.625		06/30/12	1,046,250
Intelsat Bermuda Ltd. (B/Caa1)
1,000,000	6.500		11/01/13	860,000
4,250,000	11.250		06/15/16	4,845,000
Intelsat Bermuda Ltd. (B+/B2)
2,750,000	9.250		06/15/16	3,025,000
Intelsat Corp. (B/B2)
1,500,000	9.000		06/15/16	1,638,750
Intelsat Ltd. (B/B3)(e)
3,750,000	9.250		02/01/15	3,131,250
Intelsat Ltd. (B/Caa1)
7,500,000	7.625		04/15/12	7,050,000
Intelsat Subsidiary Holding Co. Ltd. (B+/B2)
4,375,000	8.250		01/15/13	4,560,938
PanAmSat Corp. (B/B2)
4,162,000	9.000		08/15/14	4,484,555

				36,401,743

Textiles & Apparel – 0.5%
Oxford Industries, Inc. (B/B1)
3,500,000	8.875		06/01/11	3,631,250
Propex Fabrics, Inc. (CCC/Caa1)
2,750,000	10.000		12/01/12	2,516,250
Quiksilver, Inc. (B+/Ba3)
6,750,000	6.875		04/15/15	6,572,813
Warnaco, Inc. (B+/B1)
2,000,000	8.875		06/15/13	2,132,500

				14,852,813

Tobacco – 0.3%
Alliance One International, Inc. (B/B2)(a)
1,500,000	8.500		05/15/12	1,546,875
Alliance One International, Inc. (B/B2)
6,000,000	11.000		05/15/12	6,682,500

				8,229,375

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Transportation – 0.0%
Stena AB (BB-/Ba3)
$1,000,000	7.500%	11/01/13	$1,025,000

Utilities – Distribution – 0.6%
AmeriGas Partners L.P. (B1)
2,000,000	7.250	05/20/15	2,035,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (B1)
4,500,000	7.125	05/20/16	4,567,500
Inergy LP/Inergy Finance Corp. (B/B1)
2,500,000	6.875	12/15/14	2,475,000
3,000,000	8.250	03/01/16	3,165,000
Sabine Pass LNG LP (BB/Ba3)(a)
4,500,000	7.500	11/30/16	4,623,750
Suburban Propane Partners LP (B-/B1)
3,000,000	6.875	12/15/13	2,992,500

			19,858,750

Utilities – Electric – 3.2%
AES Corp. (B/B1)
5,250,000	9.500	06/01/09	5,597,813
5,250,000	9.375	09/15/10	5,775,000
Allegheny Energy Supply Co. LLC (BB-/Ba3)(a)
5,000,000	8.250	04/15/12	5,431,250
Calpine Corp. (D)(a)(d)
1,250,000	8.500	07/15/10	1,337,500
2,750,000	9.875	12/01/11	3,011,250
3,000,000	8.750	07/15/13	3,225,000
Dynegy Holdings, Inc. (B-/B2)
3,000,000	8.750	02/15/12	3,225,000
2,500,000	8.375	05/01/16	2,637,500
1,500,000	7.125	05/15/18	1,455,000
Edison Mission Energy (BB-/B1)
2,000,000	7.500	06/15/13	2,092,500
Elwood Energy LLC (BB-/Ba1)
2,359,950	8.159	07/05/26	2,498,279
Ipalco Enterprises, Inc. (BB-/Ba1)
1,500,000	8.625	11/14/11	1,631,250
Midwest Generation LLC (B+/Ba2)(c)
9,000,000	8.750	05/01/34	9,945,000
Midwest Generation LLC (BB-/Ba2)
842,789	8.300	07/02/09	861,751
4,174,001	8.560	01/02/16	4,591,401
Mirant Americas Generation LLC (B-/Caa1)
7,500,000	8.300	05/01/11	7,950,000
Mirant Mid-Atlantic LLC (BB/Ba2)
2,236,320	9.125	06/30/17	2,577,358
Mirant North America LLC (B-/B2)
5,000,000	7.375	12/31/13	5,300,000
Mission Energy Holding Co. (B/B2)
4,500,000	13.500	07/15/08	4,905,000
NRG Energy, Inc. (B/B1)
5,000,000	7.250	02/01/14	5,168,750
12,250,000	7.375	02/01/16	12,770,625
4,750,000	7.375	01/15/17	4,945,938
Orion Power Holdings, Inc. (B/B2)
1,500,000	12.000	05/01/10	1,730,625
Reliant Resources, Inc. (B/B2)
3,000,000	9.250	07/15/10	3,157,500
1,250,000	9.500	07/15/13	1,353,125
South Point Energy Center LLC (D/WR)(a)(d)
646,055	8.400	05/30/12	633,134

			103,807,549

Utilities – Pipelines – 2.3%
El Paso Natural Gas Co. (BB/Baa3)
2,875,000	8.625	01/15/22	3,546,389
2,375,000	7.500	11/15/26	2,682,743
4,250,000	8.375	06/15/32	5,332,881
El Paso Production Holding Co. (BB/B1)
6,000,000	7.750	06/01/13	6,322,500
MarkWest Energy Partners LP/Mark West Energy Finance Corp. (B/B2)(a)
6,000,000	8.500	07/15/16	6,322,500
Regency Energy Partners LP/Regency Energy Finance Corp. (B/B2)(a)
5,000,000	8.375	12/15/13	5,162,500
Southern Natural Gas Co. (BB/Baa3)
3,000,000	7.350	02/15/31	3,371,520
3,000,000	8.000	03/01/32	3,578,118
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750	03/01/16	1,008,750
Targa Resources, Inc. (B-/B3)(a)
3,750,000	8.500	11/01/13	3,839,063
Tennessee Gas Pipeline Co. (BB/Baa3)
3,000,000	7.000	10/15/28	3,232,436
3,750,000	8.375	06/15/32	4,705,483
1,500,000	7.625	04/01/37	1,758,216
The Williams Cos., Inc. (BB/Ba2)
6,500,000	8.125	03/15/12	7,125,625
3,000,000	7.625	07/15/19	3,285,000
11,000,000	7.875	09/01/21	12,100,000
1,000,000	7.500	01/15/31	1,065,000

			74,438,724

TOTAL CORPORATE BONDS
(Cost $2,797,687,145)			$2,954,647,571

Emerging Market Debt – 0.8%

Federal Republic of Brazil (BB/Ba2)
$5,490,000	7.125%	01/20/37	$6,231,150
3,700,000	11.000	08/17/40	5,022,750
Republic of Argentina (B+/B3)(b)
14,100,000	5.475	08/03/12	13,469,495

TOTAL EMERGING MARKET DEBT
(Cost $22,660,398)			$24,723,395

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks* – 0.4%

526,991	Adelphia Recovery Trust	$173,907
1,996,917	Adelphia Recovery Trust Series ACC-1	187,311
2,731	APP China Group Ltd.	95,585
24,334	Axiohm Transaction Solutions, Inc.	243
538	General Chemical Industrial Product, Inc.	149,860
195,700	Huntsman Corp.	3,835,720
8,366	iPCS, Inc.	419,137
11,243	Mattress Discounters	—
1,656	Nycomed	23
567,500	Parmalat SpA(a)	2,538,427
351	Pliant Corp.	3
33,975	Polymer Group, Inc.	934,312
20,372	Smurfit Kappa Group PLC	558,793
96,057	Time Warner Cable, Inc.	3,536,819
103,389	Viasystems Group, Inc.	904,654
55,738	Virgin Media, Inc.	1,406,270

TOTAL COMMON STOCKS
(Cost $20,364,761)		$14,741,064

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks – 0.2%

Dobson Communications Corp.(a)
3,876	6.000%	08/19/16	$764,541
Lucent Technologies Capital Trust I
1,000	7.750	03/15/17	1,025,000
Pliant Corp.(f)
2,796	13.000	09/01/09	1,349,014
Spanish Broadcasting Systems, Inc.(c)(f)
2,994	10.750	10/15/13	3,308,370
Ziff Davis Holdings, Inc.
120	10.000	03/31/10	2,400

TOTAL PREFERRED STOCKS
(Cost $7,544,593)			$6,449,325

	Expiration
Units	Date	Value
Warrants* – 0.0%

Advanstar Holdings Corp.(a)
2,875	10/15/11	$29
Avecia Group PLC (Ordinary)(a)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(a)
40,000	01/01/10	400
General Chemical Industrial Product, Inc. Series A
311	04/30/11	—
General Chemical Industrial Product, Inc. Series B
231	04/30/11	—
Knology, Inc.(a)
1,750	10/15/07	7,378
Mattress Discounters Holding Corp.(a)
750	07/15/07	7
Merrill Corp. Class A(a)
1,500	05/01/09	15
Parmalat SpA(a)
650	12/31/15	2,257
Ziff Davis Holdings, Inc.
22,000	08/12/12	220

TOTAL WARRANTS
(Cost $258,842)		$10,706

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Repurchase Agreement(g) – 4.7%

Joint Repurchase Agreement Account II
$150,200,000	5.242%	05/01/07	$150,200,000
Maturity Value: $150,221,871
(Cost $150,200,000)

TOTAL INVESTMENTS – 97.6%
(Cost $2,998,715,739)			$3,150,772,061

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			76,732,250

NET ASSETS – 100.0%			$3,227,504,311

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

•	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	=	U.S. Dollar
DEM	=	German Mark
EUR	=	Euro Currency
GBP	=	British Pounds

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $691,471,715, which represents approximately 21.4% of net assets as of April 30, 2007.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security is currently in default/non-income producing.

(e)	These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(f)	Pay-in-kind securities.

(g)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 45.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/Sale	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Contract	Date	Settlement Date	Value	Gain

Euro	Purchase	05/16/07	$9,565,709	$9,798,618	$232,909

Open Forward Foreign Currency	Purchase/Sale	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Contract	Date	Settlement Date	Value	Loss

British Pound	Sale	05/16/07	$26,965,597	$27,492,696	$(527,099)
Euro	Sale	05/16/07	454,124,860	469,930,103	(15,805,243)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(16,332,342)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Sovereign Debt Obligations – 73.6%

Argentina – 8.3%
Republic of Argentina(a)
EUR6,450,000	0.662%		12/15/35	$1,254,281
Republic of Argentina (B+)
ARS11,371,145	5.830	(a)	12/31/33	3,888,101
EUR645,640	1.200	(b)	12/31/38	385,910
Republic of Argentina (B3)
$1,391,250	5.475	(a)	08/03/12	1,329,038
1,100,000	7.000		09/12/13	1,076,075
ARS8,421,327	2.000	(a)	01/03/16	4,701,836
$8,670,000	1.330	(b)	12/31/38	4,074,900
Republic of Argentina (CC/Ca)(c)
DEM800,000	11.750		05/20/11	191,877
Republic of Argentina (D/Ca)(c)
270,000	11.750		11/13/26	60,284
$1,500,000	9.750		09/19/27	525,000
572,400	12.000		06/19/31	206,064
Republic of Argentina (D/WR)(c)
DEM540,000	10.500		11/14/02	126,220
225,000	7.000		03/18/04	52,984
EUR400,000	9.000		05/24/05	178,769

				18,051,339

Brazil – 2.3%
Federal Republic of Brazil (BB/Ba2)
$1,496,000	10.500		07/14/14	1,933,580
2,640,000	6.000		01/17/17	2,691,480
390,000	8.000		01/15/18	442,650

				5,067,710

Bulgaria – 0.8%
Republic of Bulgaria (BBB+/Baa3)
1,430,000	8.250		01/15/15	1,696,337

Colombia – 3.1%
Republic of Colombia
COP698,000,000	11.750		03/01/10	352,559
Republic of Colombia (BB+/Ba2)
$4,830,000	7.375		01/27/17	5,310,585
830,000	8.375		02/15/27	991,850

				6,654,994

Croatia(a) – 0.0%
Republic of Croatia (BBB/Baa3)
22,273	6.213		07/31/10	22,362

Dominican Republic – 0.5%
Dominican Republic (B/B2)
983,679	9.040		01/23/18	1,142,544

Ecuador(b) – 1.3%
Republic of Ecuador (CCC/Caa2)
3,085,000	10.000		08/15/30	2,861,337

El Salvador – 2.1%
Republic of El Salvador (BB+/Baa3)
3,320,000	8.250		04/10/32	4,067,000
440,000	7.650		06/15/35	509,300

				4,576,300

Fiji – 0.2%
Republic of Fiji (B/Ba2)
$460,000	6.875		09/13/11	$437,000

Indonesia – 3.9%
Republic of Indonesia (BB-/B1)
2,260,000	7.500		01/15/16	2,491,650
5,970,000	6.625	(d)	02/17/37	5,917,762

				8,409,412

Iraq – 0.5%
Republic of Iraq
1,650,000	5.800		01/15/28	1,056,000

Ivory Coast – 0.1%
Ivory Coast
465,500	2.000		03/30/18	155,943

Jamaica – 0.6%
Government of Jamaica (B/B1)
903,000	9.000		06/02/15	988,785
250,000	8.000		03/15/39	251,250

				1,240,035

Lebanon(a) – 0.9%
Republic of Lebanon MTN (B-)
1,890,000	8.604		11/30/09	1,880,550

Luxembourg – 0.5%
Gaz Capital for Gazprom (BBB/A3)(d)
1,000,000	6.212		11/22/16	1,010,000

Malaysia – 0.9%
Malaysia (A-/A3)
1,790,000	7.500		07/15/11	1,950,767

Mexico – 4.8%
Mexican Fixed Rate Bonds (A/Baa1)
MXN91,160,000	8.000		12/19/13	8,526,952
United Mexican States (BBB/Baa1)
$400,000	8.300		08/15/31	524,800
1,180,000	7.500		04/08/33	1,430,160

				10,481,912

Panama – 3.3%
Republic of Panama (BB/Ba1)(e)
1,610,000	9.375		04/01/29	2,193,625
Republic of Panama (BB/Ba1)
4,770,000	6.700		01/26/36	5,044,275

				7,237,900

Peru – 4.2%
Republic of Peru (BB+/Ba3)
5,165,000	8.375		05/03/16	6,177,340
2,700,000	6.550		03/14/37	2,856,600

				9,033,940

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Sovereign Debt Obligations – (continued)

Philippines – 5.4%
Republic of Philippines (BB-/B1)
$660,000	10.625%	03/16/25	$942,150
Republic of Philippines (B1)
9,765,000	7.500	09/25/24	10,790,325

			11,732,475

Poland – 1.9%
Republic of Poland (A/A2)
PLN11,450,000	6.000	05/24/09	$4,226,143

Russia(b) – 11.6%
Russian Federation (BBB+/Baa2)
$22,054,175	7.500	03/31/30	25,059,056

Serbia(b) – 0.7%
Republic of Serbia (BB-/BB-)
1,510,000	3.750	11/01/24	1,438,275

Turkey – 3.3%
Republic of Turkey (BB-/Ba3)
4,090,000	7.375	02/05/25	4,207,587
2,630,000	8.000	02/14/34	2,889,713

			7,097,300

Ukraine – 1.6%
Ukraine Government (B-/B1)
2,800,000	6.875	03/04/11	2,893,240
600,000	7.650	06/11/13	649,680

			3,542,920

Uruguay – 3.8%
Republic of Uruguay (B+/B1)
6,219,587	8.000	11/18/22	7,183,623
UYU25,000,000	4.250	04/05/27	1,094,055

			8,277,678

Venezuela – 6.7%
Republic of Venezuela (BB-/B2)
$2,970,000	6.000	12/09/20	2,704,185
7,872,000	7.650	04/21/25	8,273,472
2,780,000	9.375	01/13/34	3,484,730

			14,462,387

Vietnam – 0.3%
Socialist Republic of Vietnam (BB/Ba3)
200,000	6.875	01/15/16	214,750
Socialist Republic of Vietnam (BB/Ba3)(d)
430,000	6.875	01/15/16	461,713

			676,463

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $153,061,953)			$159,479,079

Corporate Obligations – 5.3%

Bermuda(d) – 0.2%
Digicel Group Ltd. (CCC+/Caa2)
$370,000	8.875%	01/15/15	$363,062

Brazil – 0.6%
Companhia Energetica de Sao Paulo (Ba3)
BRL2,311,328	9.750	01/15/15	1,216,204

Dominican Republic(d) – 0.8%
Cerveceria Nacional Dominicana (B+/Ba3)
$1,490,000	16.000	03/27/12	$1,615,286
220,000	8.000	03/27/14	226,600

			1,841,886

Netherlands – 0.9%
CenterCredit International BV (Ba1)
KZT232,000,000	8.250	09/30/11	1,896,971

Russia – 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank (A3)(d)
$540,000	7.175	05/16/13	573,750
Reachcom Public Ltd.
RUB13,000,000	10.500	07/27/07	505,933
VNESHTORGBANK
12,000,000	7.000	04/13/09	472,386

			1,552,069

Trinidad and Tobago(d) – 0.4%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
$880,000	6.050	01/15/36	866,478

Turkey – 0.1%
International Bank for Reconstruction & Development
TRY500,000	13.625	05/09/17	359,252

Ukraine – 0.5%
Nak Naftogaz Ukrainy (Ba2)
1,000,000	8.125	09/30/09	1,007,500

United Kingdom(d) – 0.3%
UK SPV Credit Finance PLC (Ba2)
740,000	8.000	02/06/12	736,300

United States – 0.8%
Pemex Project Funding Master Trust (BBB/Baa1)(d)
$885,000	6.625	06/15/35	933,675
Southern Copper Corp. (BBB-/Baa2)
650,000	7.500	07/27/35	716,888

			1,650,563

TOTAL CORPORATE OBLIGATIONS
(Cost $11,090,918)			$11,490,285

Credit Linked Notes – 9.5%

Brazil – 6.7%
Brazil Inflation Linked Credit Linked Note(g)
BRL4,265,000	6.000%	05/15/09	$2,415,853
$2,203,450	13.000	03/08/10	2,282,875
BRL620,000	6.000	08/18/10	488,131

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Credit Linked Notes – (continued)

Brazil – (continued)
Brazil Inflation Linked Credit Linked Note(g) – (continued)
BRL3,800,000	6.000%	05/19/15	$2,967,447
864,687	6.000	08/16/24	1,074,374
2,940,000	6.000	05/15/45	1,508,532
3,200,000	6.000	05/17/45	3,808,260

			14,545,472

Egypt – 2.8%
Egyptian Credit Linked Note(f)(h)
EGP15,590,000	0.000	10/25/07	2,627,402
$3,030,000	0.000	11/15/07	3,201,861
EGP1,300,000	0.000	04/24/08	211,286

			6,040,549

TOTAL CREDIT LINKED NOTES
(Cost $17,809,862)			$20,586,021

U.S. Treasury Obligation – 0.6%

United States Treasury Notes
$1,200,000	4.625%	02/15/17	$1,199,808
(Cost $1,210,095)

Principal	Interest	Termination
Amount*	Rate	Date	Value
Structured Notes – 2.4%

Deutsche Bank Securities, Inc.(f)(i)
$6,500,000	0.000%	08/08/08	$3,784,529
JP Morgan Securities, Inc.(i)
1,700,000	6.000	03/07/12	1,130,896
Merrill Lynch(g)
1,627,000	6.000	05/15/45	376,419

			5,291,844

TOTAL STRUCTURED NOTES
(Cost $5,633,122)			$5,291,844

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Repurchase Agreement(j) – 5.5%

United States – 5.5%
Joint Repurchase Agreement Account II
$11,900,000	5.242%	05/01/07	$11,900,000
Maturity Value: $11,901,733
(Cost $11,900,000)

TOTAL INVESTMENTS – 96.9%
(Cost $200,705,950)			$209,947,037

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			6,682,485

NET ASSETS – 100.0%			$216,629,522

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	=	U.S. Dollar	KZT	=	Kazakhstan Tenge
ARS	=	Argentine Peso	MXN	=	Mexican Peso
BRL	=	Brazilian Real	PLN	=	Polish Zloty
COP	=	Colombian Peso	RUB	=	Russian Ruble
DEM	=	German Mark	TRY	=	Turkish Lira
EGP	=	Egyptian Pound	UYU	=	Uruguayan Peso
EUR	=	Euro Currency

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Security is currently in default/non-income producing.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 12,704,626, which represents approximately 5.9% of net assets as of April 30, 2007.

(e)	Securities with “Call” or “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	The underlying security is a government bond issued by the Federal Republic of Brazil.

(h)	The underlying security is a government bond issued by the Arab Republic of Egypt.

(i)	The underlying security is a government bond issued by the Republic of Turkey.

(j)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 45.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation:
MTN	—	Medium-Term Note

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Brazilian Real	Purchase	05/07/07	$1,654,250	$1,773,757	$119,507

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	05/07/07	$1,477,305	$1,549,545	$(72,240)
Brazilian Real	Sale	06/05/07	2,075,846	2,194,530	(118,684)
Brazilian Real	Sale	06/06/07	530,448	564,701	(34,253)
Brazilian Real	Sale	06/12/07	3,177,400	3,353,519	(176,119)
Brazilian Real	Sale	06/22/07	872,745	905,054	(32,309)
Brazilian Real	Sale	06/29/07	1,989,479	2,045,033	(55,554)
Euro	Sale	05/30/07	1,825,496	1,828,906	(3,410)
Mexican Peso	Sale	07/12/07	8,229,090	8,281,246	(52,156)
Polish Zloty	Sale	05/14/07	3,709,384	3,996,822	(287,438)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(832,163)

SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged

	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Loss

Salomon Smith Barney, Inc.	PLN54,000	01/15/09	4.675%	6 month WIBO	$—	$(42,422)
JPMorgan Securities, Inc.(a)	$2,200	06/20/14	5.100	3 month LIBOR	2,693	—

TOTAL					$2,693	$(42,422)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.

LIBOR	—	London Interbank Offered Rate
WIBO	—	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates
		Amount	Received by	Termination	Unrealized
Reference Obligation	Swap Counterparty	(000s)	the Fund	Date	Gain

Protection Sold:
Turkish Government International Bond	JPMorgan Securities, Inc.	$1,600	2.740%	03/20/17	$28,022
Turkish Government International Bond	JPMorgan Securities, Inc.	1,946	2.500	05/20/17	—

TOTAL					$28,022

TOTAL RETURN SWAP CONTRACTS

	Notional
	Amount	Termination	Reference	Value	Unrealized
Swap Counterparty	(000s)	Date	Security	to be Exchanged#	Gain

DMG & Partners	TRY664	07/16/08	Turkish Gov’t Bond	TRL Central Deposit Bank + 0.750%	$18,324
DMG & Partners	TRY1,968	07/16/08	Turkish Gov’t Bond	TRL Central Deposit Bank + 0.750%	48,080
Deutsche Bank Securities, Inc.	TRY23,000	11/26/08	Turkish Gov’t Bond	TRL Central Deposit Bank + 0.750%	27,441
Citibank NA	TRY2,000	01/20/11	Turkish Gov’t Bond	TRL Central Deposit Bank + 0.750%	15,745

TOTAL					$109,590

#	The Fund does not make or receive periodic payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of accrued fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
 The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

High Yield	$150,200,000

Emerging Markets Debt	11,900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	5.24%	05/01/07	$1,500,218,333

Barclays Capital PLC	1,250,000,000	5.24	05/01/07	1,250,181,944

Bear Stearns	750,000,000	5.25	05/01/07	750,109,375

Citigroup Global Markets, Inc.	1,050,000,000	5.24	05/01/07	1,050,152,833

Credit Suisse First Boston LLC	500,000,000	5.25	05/01/07	500,072,917

Deutsche Bank Securities, Inc.	950,000,000	5.24	05/01/07	950,138,278

Greenwich Capital Markets	550,000,000	5.25	05/01/07	550,080,208

UBS Securities LLC	1,850,000,000	5.24	05/01/07	1,850,269,279

Wachovia Bank	250,000,000	5.24	05/01/07	250,036,389

TOTAL	$8,650,000,000			$8,651,259,556

At April 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 2.700% to 10.500%, due 05/01/07 to 04/01/47; Federal National Mortgage Association, 3.375% to 9.000%, due 05/15/07 to 05/01/47; Government National Mortgage Association, 4.500% to 9.000%, due 07/15/09 to 04/20/37. The aggregate market value of the collateral, including accrued interest, was $8,849,763,665.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Statements of Assets and Liabilities
April 30, 2007 (Unaudited)

	Global Income	High Yield	Emerging Markets
	Fund	Fund	Debt Fund

Assets:

Investments in securities, at value (identified cost $1,224,398,810, $2,998,715,739 and $200,705,950, respectively)	$1,250,253,968	$3,150,772,061	$209,947,037
Cash(a)	1,579,209	186,068	1,663,769
Foreign currencies, at value (identified cost $4,357,443, $64,365,298 and $170,966, respectively)	4,363,414	64,363,727	171,121
Receivables:
Investment securities sold, at value	45,874	15,511,291	7,674,104
Interest and dividends, at value (net of allowances)	15,970,465	58,815,875	2,985,812
Forward foreign currency exchange contracts, at value	24,689,765	232,909	119,507
Swap contracts, at value (includes upfront payments made of $12,154,157, $0, and $2,693, respectively)	15,445,290	—	140,305
Fund shares sold	4,072,647	14,514,919	687,549
Due from broker-variation margin, at value(b)	4,890,542	—	—
Reimbursement from investment adviser	110,119	136,002	51,051
Other assets	84,851	30,576	72,883

Total assets	1,321,506,144	3,304,563,428	223,513,138

Liabilities:

Due to Custodian	1,742,591	—	—
Payables:
Investment securities purchased, at value	2,919,274	47,709,968	5,582,088
Forward foreign currency exchange contracts, at value	22,666,794	16,332,342	832,163
Swap contracts, at value (includes upfront payments received of $10,485,704, $0 and $0, respectively)	13,621,886	—	42,422
Fund shares repurchased	273,622	6,105,817	35,341
Income distribution	—	4,039,523	73,295
Amounts owed to affiliates	806,059	2,545,845	168,017
Accrued expenses and other liabilities	222,119	325,622	150,290

Total liabilities	42,252,345	77,059,117	6,883,616

Net Assets:

Paid-in capital	1,337,382,281	3,077,059,675	205,459,063
Accumulated undistributed (distribution in excess of) net investment income	(3,726,303)	3,983,139	13,407
Accumulated net realized gain (loss) on investment, futures, options, swaps and foreign currency related transactions	(83,810,658)	9,844,109	1,552,989
Net unrealized gain on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	29,408,479	136,617,388	9,604,063

NET ASSETS	$1,279,253,799	$3,227,504,311	$216,629,522

Net Assets:
Class A	$322,314,585	$1,626,789,958	$79,876,359
Class B	14,171,085	98,520,285	—
Class C	5,538,110	110,534,548	207,105
Institutional	936,836,152	1,387,317,360	136,546,058
Service	393,867	4,342,160	—

Shares Outstanding:
Class A	25,303,362	196,928,497	6,514,033
Class B	1,116,427	11,910,112	—
Class C	437,130	13,377,511	16,922
Institutional	73,649,316	167,722,430	11,126,772
Service	30,990	526,155	—

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	100,537,225	390,464,705	17,657,727

Net asset value, offering and redemption price per share: (c)
Class A	$12.74	$8.26	$12.26
Class B	12.69	8.27	—
Class C	12.67	8.26	12.24
Institutional	12.72	8.27	12.27
Service	12.71	8.25	—

(a)	Represents restricted cash relating to initial margin requirements on swaps transactions.
(b)	Includes restricted cash of $3,768,702 related to initial margin requirements and collateral on futures transactions for Global Income Fund.
(c)	Maximum public offering price per share for Class A Shares of the Global Income, High Yield and Emerging Markets Debt Funds (NAV per share multiplied by 1.0471) is $13.34 $8.65 and $12.84 respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Statements of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

	Global Income	High Yield	Emerging Markets
	Fund	Fund	Debt Fund

Investment income:

Interest (net of allowances)(a)	$19,357,920	$128,607,317	$5,793,736
Dividends	30,399	1,414,066	—

Total investment income	19,388,319	130,021,383	5,793,736

Expenses:

Management fees	3,428,616	10,221,706	712,915
Distribution and Service fees(b)	465,823	2,871,102	91,887
Transfer Agent fees(b)	396,917	1,628,888	79,630
Custody and accounting fees	234,401	219,675	92,981
Professional fees	49,561	65,136	60,036
Registration fees	47,592	70,587	26,992
Printing fees	19,840	32,459	2,317
Trustee fees	9,217	9,217	9,217
Service share fees	1,044	9,698	—
Other	12,984	136,255	896

Total expenses	4,665,995	15,264,723	1,076,871

Less — expense reductions	(409,647)	(267,511)	(168,142)

Net expenses	4,256,348	14,997,212	908,729

NET INVESTMENT INCOME	15,131,971	115,024,171	4,885,007

Realized and unrealized gain (loss) on investment, futures, options, swap and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	1,106,116	19,962,747	1,910,521
Futures transactions	2,275,307	—	—
Written options	(106,234)	—	—
Swap contracts	(3,380,970)	—	391,590
Foreign currency related transactions	(22,906,578)	2,039,043	(448,963)
Net change in unrealized gain (loss) on:
Investments	15,956,870	84,872,001	4,939,058
Futures	1,112,407	—	—
Swap contracts	(129,156)	—	(124,230)
Translation of assets and liabilities denominated in foreign currencies	6,987,168	(16,194,545)	571,023

Net realized and unrealized gain on investment, futures, options, swap and foreign currency related transactions	914,930	90,679,246	7,238,999

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,046,901	$205,703,417	$12,124,006

(a)	Net of $315 and $26,781 in foreign withholding tax for the Global Income and High Yield Funds, respectively.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Global Income	$355,880	$77,961	$31,982	$227,763	$12,474	$5,117	$151,479	$84
High Yield	1,887,327	486,342	497,433	1,207,889	77,815	79,589	262,819	776
Emerging Markets Debt	91,550	—	337	58,592	—	54	20,984	—
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Statements of Changes in Net Assets

	Global Income Fund

	For the
	Six Months Ended	For the
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006

From operations:

Net investment income	$15,131,971	$15,175,226
Net realized gain (loss) on investment, futures, options, swaps and foreign currency related transactions	(23,012,359)	(6,650,901)
Net change in unrealized gain on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	23,927,289	8,069,554

Net increase in net assets resulting from operations	16,046,901	16,593,879

Distributions to shareholders:

From net investment income
Class A Shares	(4,131,365)	(10,177,713)
Class B Shares	(156,703)	(1,057,409)
Class C Shares	(64,466)	(329,720)
Institutional Shares	(12,673,209)	(16,109,652)
Service Shares	(5,532)	(24,929)
From net realized gains
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
From capital
Class A Shares	—	(673,831)
Class B Shares	—	(70,007)
Class C Shares	—	(21,830)
Institutional Shares	—	(1,066,563)
Service Shares	—	(1,650)

Total distributions to shareholders	(17,031,275)	(29,533,304)

From share transactions:

Proceeds from sales of shares	507,218,694	623,711,550
Reinvestment of dividends and distributions	16,697,674	26,966,721
Cost of shares repurchased(a)	(112,240,353)	(190,950,469)

Net increase in net assets resulting from share transactions	411,676,015	459,727,802

TOTAL INCREASE	410,691,641	446,788,377

Net assets:

Beginning of period	868,562,158	421,773,781

End of period	$1,279,253,799	$868,562,158

Accumulated undistributed (distributions in excess of) net investment income	$(3,726,303)	$(1,826,999)

(a)	Net of redemption fees, remitted to the Funds as follows:

	For the Six
	Months Ended	For the
	April 30, 2007	Year Ended
Fund	(Unaudited)	October 31, 2006

Global Income	$5,190	$6,373

High Yield	153,832	75,035

Emerging Markets Debt	1,949	19,806

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

High Yield Fund		Emerging Markets Debt Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
April 30, 2007	Year Ended	April 30, 2007	Year Ended
(Unaudited)	October 31, 2006	(Unaudited)	October 31, 2006

$115,024,171	$173,344,032	$4,885,007	$6,477,163
22,001,790	10,357,444	1,853,148	2,438,504

68,677,456	56,407,429	5,385,851	3,242,522

205,703,417	240,108,905	12,124,006	12,158,189

(60,215,465)	(84,061,954)	(1,781,038)	(3,310,565)
(3,520,000)	(6,619,789)	—	—
(3,591,115)	(5,260,116)	(1,332)	(5)
(55,076,172)	(75,965,184)	(2,757,643)	(3,479,083)
(152,973)	(169,229)	—	—

—	—	(1,270,842)	(1,535,731)
—	—	(379)	—
—	—	(1,659,868)	(1,540,548)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(122,555,725)	(172,076,272)	(7,471,102)	(9,865,932)

822,190,608	1,402,984,435	73,276,071	129,969,181
96,996,107	131,273,894	6,715,962	8,984,045
(656,774,688)	(731,412,439)	(22,391,298)	(62,158,343)

262,412,027	802,845,890	57,600,735	76,794,883

345,559,719	870,878,523	62,253,639	79,087,140

2,881,944,592	2,011,066,069	154,375,883	75,288,743

$3,227,504,311	$2,881,944,592	$216,629,522	$154,375,883

$3,983,139	$11,514,693	$13,407	$(331,587)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Notes to Financial Statements
April 30, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Global Income Fund (“Global Income”), Goldman Sachs High Yield Fund (“High Yield”) and Goldman Sachs Emerging Markets Debt Fund (“Emerging Markets Debt”), (collectively, the “Funds” or individually a “Fund”). High Yield is a diversified portfolio of the Trust whereas Global Income and Emerging Markets Debt are registered as non-diversified portfolios. Global Income and High Yield offer five classes of shares — Class A, Class B, Class C, Institutional and Service. Emerging Markets Debt offers three classes of shares — Class A, Class C and Institutional. Class A shares of the Funds are sold with front-end sales charges of up to 4.50%. Class B shares of Global Income and High Yield are sold with contingent deferred sales charges that decline from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Funds have a contingent deferred sales charge of 1% during the first 12 months. Institutional Class shares of the Funds, and Service Class Shares of Global Income and High Yield, are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”), as distributor of the Funds receives such sales loads of which a certain portion may be retained.
     High Yield invests primarily in non-investment grade fixed-income securities, which are considered predominantly speculative by traditional investment standards. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, generally negative perceptions of the junk bond markets and less secondary market liquidity.
     Emerging Markets Debt and Global Income invest in securities of foreign companies and foreign governments which involves special risks; including, but not limited to, the possibility of future political and economic developments that could adversely affect the value of such securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid, and their prices more volatile, than those of comparable U.S. companies and the United States government. In addition, Emerging Markets Debt invests in the Sovereign Debt Obligations of countries that are considered emerging markets countries at the time of purchase. Therefore, the Fund is susceptible to governmental factors and economic developments that may adversely affect the economies of these emerging markets countries. In addition, these debt obligations may be less liquid and subject to greater volatility than debt obligations of more developed countries. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Fixed income securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in equity securities traded on a U.S. or foreign securities exchange (or the NASDAQ system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the Funds’ respective investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued (net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable), premium amortized and discount accreted. Dividend income is recorded on the ex-dividend date, (net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds). Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of net assets of each class.
     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and are included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are accreted/amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer agency fees.
D. Federal Taxes and Distribution to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions for High Yield and Emerging Markets Debt are declared daily and paid monthly. Income distributions for Global Income are declared and paid monthly. Capital gain distributions, if any, are declared and paid annually for all Funds. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain, or as a tax return of capital.
E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, and are included with the net realized and unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
F. Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
G. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
H. Options — The Funds may write and/or purchase call and put options on any securities in which the Funds may invest or any securities index consisting of securities in which they may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to a Fund.
I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
J. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
K. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following type of swaps;
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements or, with respect to Credit Default Swaps, when a credit event occurs and recorded as realized gains from swaps on the Statement of Operations.
L. Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
M. Structured Notes — The Funds may invest in structured notes whose values are based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit and interest rate risks.
3. AGREEMENTS
GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement with the Trust on behalf of High Yield and Emerging Markets Debt, and Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement with the Trust on behalf of Global Income (the Investment Management Agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”). Under the Agreements, the respective investment adviser manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the investment advisers are entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

3. AGREEMENTS (continued)
     For the six months ended April 30, 2007, the Funds’ Management fees as an annual percentage rate of average daily net assets were as follows:

	Contractual Management Fee

	Up to	Next	Over	Effective
Fund	$1 Billion	$1 Billion	$2 Billion	Rate

Global Income	0.65%	0.59%	0.56%	0.64%

High Yield	0.70	0.70	0.63	0.68

Emerging Markets Debt	0.80	0.80	0.72	0.80

     Each investment adviser has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer agency fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse their respective adviser for prior fiscal year expense reimbursements, if any.
     For the six months ended April 30, 2007, as an annual percentage rate of average daily net assets, the Other Expense limitations of Global Income, High Yield, and Emerging Markets Debt were 0.004%, 0.024%, and 0.044%, respectively.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the                   Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services which may not exceed, on an annual basis, 0.25% and 0.75% of the average daily net assets attributable to Emerging Markets Debt Class A and Class C Shares, respectively, and 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively of Global Income and High Yield. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Fund’s average daily net assets attributable to Class B and Class C Shares of Global Income and High Yield and Class C of Emerging Markets Debt.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2007 Goldman Sachs advised the Funds that it retained the following approximate amounts:

		Contingent Deferred
	Sales Load	Sales Charge

Fund	Class A	Class B	Class C

Global Income	$5,800	$—	$—

High Yield	207,000	—	300

Emerging Markets Debt	8,100	N/A	—

     All shares of the Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less (60 calendar days in the case of High Yield). For this purpose, the Funds use a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Funds and reflected as a reduction in share redemptions on the Statements of Changes in Net Assets. Redemption fees are credited to Paid in Capital and are allocated to each share class of a Fund on a pro rata basis.
     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A and

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
3. AGREEMENTS (continued)
Class C Shares of the Funds, Class B Shares (Global Income and High Yield only) and 0.04% of the average daily net assets for Institutional and Service shares (Global Income and High Yield only).
     The Trust, on behalf of Global Income and High Yield, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% and 0.25%, respectively, of the average daily net assets of the Service Shares.
     For the six months ended April 30, 2007, GSAM and GSAMI have voluntarily agreed to reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent resulting in a reduction of the Funds’ expenses. These expense reductions were as follows (in thousands):

		Expense Credits

	Other Expense	Custody	Transfer Agent	Total Expense
Fund	Reimbursement	Fee	Fee	Reductions

Global Income	$352	$51	$7	$410

High Yield	170	60	38	268

Emerging Markets Debt	153	13	2	168

     As of April 30, 2007, the amounts owed to affiliates of the Trust were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Global Income	$652	$81	$73	$806

High Yield	1,760	502	284	2,546

Emerging Markets Debt	137	16	15	168

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2007, were as follows:

		Purchases	Sales and	Sales and Maturities
	Purchases of	(Excluding	Maturities of	(Excluding
	U.S. Government	U.S. Government	U.S. Government	U.S. Government
	and Agency	and Agency	and Agency	and Agency
Fund	Obligations	Obligations)	Obligations	Obligations)

Global Income	$177,258,451	$384,274,831	$125,577,647	$64,243,204

High Yield	—	904,592,049	—	616,717,988

Emerging Markets Debt	1,210,219	115,878,597	—	79,187,958

5. LINE OF CREDIT FACILITY
The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Such amount was increased to $450,000,000 effective May 23, 2007. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2007, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
6. TAX INFORMATION
As of the Funds’ most recent fiscal year end, October 31, 2006, the Funds’ capital loss carryforwards and certain                   timing differences on a tax basis were as follows:

			Emerging Markets
	Global Income	High Yield	Debt

Capital loss carryforward:*
Expiring 2010	$(26,255,373)	$—	$—
Expiring 2011	(28,737,453)	(3,216,116)	—
Expiring 2012	(1,611,665)	—	—
Expiring 2014	(3,390,506)	(8,291,304)	—

Total capital loss carryforward	$(59,994,997)	$(11,507,420)	$—

Timing differences (deferred straddle losses, taxable interest on defaulted securities and income distribution payable)	$(3,493,932)	$(5,064,686)	$(658,800)

*	Expiration occurs on October 31 of the year indicated.
     At April 30, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

			Emerging Markets
	Global Income	High Yield	Debt

Tax Cost	$1,230,500,835	$2,998,762,865	$201,006,506

Gross unrealized gain	29,397,854	184,687,465	10,068,724
Gross unrealized loss	(9,644,721)	(32,678,269)	(1,128,193)

Net unrealized security gain	$19,753,133	$152,009,196	$8,940,531

     The difference between book and tax-basis unrealized gains (losses) is attributable primarily to wash sales, swap treatment, net marked-to-market gains and losses on futures and foreign currency contracts recognized by tax purposes and differing treatment of market premium amortization.
7. OTHER MATTERS
The following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds as of April 30, 2007 with amounts of 5% or greater of the total shares outstanding, as follows:

			Goldman Sachs
	Goldman Sachs	Goldman Sachs	Growth and Income
	Balanced Strategy	Growth Strategy	Strategy
Fund	Portfolio	Portfolio	Portfolio

Global Income	8%	28%	61%

Emerging Markets Debt	—	36	41

High Yield	—	—	5

New Accounting Pronouncements — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

7. OTHER MATTERS (continued)
whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their April 30, 2008 semiannual report. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
     On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required.
8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On December 14, 2006, the Board of Trustees of the Trust, upon the recommendation of the Board’s audit committee, determined not to retain Ernst & Young LLP and approved a change of the Portfolios’ independent registered public accounting firm to Pricewaterhouse Coopers LLP. For the years ended October 31, 2006 and October 31, 2005, Ernst & Young LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Ernst & Young LLP on accounting principles or practices, financial statement disclosure or audit scope or procedures, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their reports.
9. SUBSEQUENT EVENT
Mergers and Reorganizations — At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the AXA Enterprise High Yield Bond Fund (“AXA High Yield Bond”) by High Yield. Following the approval of the Board of Trustees and shareholders of AXA High Yield Bond, the acquisition was completed on June 25, 2007, as of the close of business June 22, 2007.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
10. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Global Income Fund

	For the Six Months Ended
	April 30, 2007		For the Year Ended
	(Unaudited)		October 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,794,873	$112,101,599	11,905,993	$151,347,777
Shares converted from Class B(a)	22,131	282,346	48,774	632,232
Reinvestment of dividends and distributions	311,253	3,964,766	773,632	9,933,914
Shares repurchased	(3,676,030)	(46,843,964)	(5,984,030)	(76,641,869)

	5,452,227	69,504,747	6,744,369	85,272,054

Class B Shares
Shares sold	26,505	336,799	60,972	777,498
Reinvestment of dividends and distributions	10,009	127,072	70,664	906,495
Shares converted to Class A(a)	(22,229)	(282,346)	(48,983)	(632,232)
Shares repurchased	(293,085)	(3,725,639)	(567,097)	(7,247,692)

	(278,800)	(3,544,114)	(484,444)	(6,195,931)

Class C Shares
Shares sold	106,335	1,350,368	178,494	2,271,072
Reinvestment of dividends and distributions	3,877	49,110	20,674	264,555
Shares repurchased	(218,181)	(2,766,973)	(289,164)	(3,733,311)

	(107,969)	(1,367,495)	(89,996)	(1,197,684)

Institutional Shares
Shares sold	30,882,968	393,387,431	36,969,936	469,268,400
Reinvestment of dividends and distributions	987,285	12,555,063	1,239,946	15,852,486
Shares repurchased	(4,627,962)	(58,818,515)	(8,003,654)	(103,261,990)

	27,242,291	347,123,979	30,206,228	381,858,896

Service Shares
Shares sold	3,338	42,497	3,630	46,803
Reinvestment of dividends and distributions	131	1,663	722	9,271
Shares repurchased	(6,710)	(85,262)	(5,170)	(65,607)

	(3,241)	(41,102)	(818)	(9,533)

NET INCREASE	32,304,508	$411,676,015	36,375,339	$459,727,802

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Less than 0.5 shares.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

High Yield Fund				Emerging Markets Debt Fund

For the Six Months Ended				For the Six Months Ended
April 30, 2007		For the Year Ended		April 30, 2007		For the Year Ended
(Unaudited)		October 31, 2006		(Unaudited)		October 31, 2006

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

45,309,358	$370,194,611	84,785,341	$672,552,166	2,005,479	$24,149,281	6,562,901	$77,214,520
127,750	1,043,996	358,760	2,837,177	—	—	—	—
6,228,669	50,866,995	8,605,618	68,277,260	212,199	2,548,592	348,525	4,045,052
(28,361,804)	(232,040,357)	(49,060,035)	(388,283,776)	(1,488,104)	(17,899,724)	(4,049,208)	(46,991,805)

23,303,973	190,065,245	44,689,684	355,382,827	729,574	8,798,149	2,862,218	34,267,767

1,009,995	8,264,081	2,017,511	16,010,287	—	—	—	—
307,628	2,514,998	590,917	4,691,601	—	—	—	—
(127,522)	(1,043,996)	(358,307)	(2,837,177)	—	—	—	—
(1,303,193)	(10,655,853)	(3,609,924)	(28,608,623)	—	—	—	—

(113,092)	(920,770)	(1,359,803)	(10,743,912)	—	—	—	—

3,257,609	26,625,848	4,194,002	33,221,422	16,731	201,143	124	1,462
282,742	2,310,094	436,524	3,462,905	68	814	— (b)	5
(1,425,995)	(11,672,131)	(2,661,355)	(21,059,692)	(1)	(12)	—	—

2,114,356	17,263,811	1,969,171	15,624,635	16,798	201,945	124	1,467

50,762,284	415,446,602	85,609,899	679,637,335	4,061,510	48,925,647	4,525,781	52,753,199
5,039,658	41,193,883	6,890,895	54,750,060	346,243	4,166,556	424,776	4,938,988
(49,210,202)	(401,894,916)	(36,928,796)	(293,121,131)	(374,142)	(4,491,562)	(1,340,699)	(15,166,538)

6,591,740	54,745,569	55,571,998	441,266,264	4,033,611	48,600,641	3,609,858	42,525,649

204,012	1,659,466	197,698	1,563,225	—	—	—	—
13,492	110,137	11,607	92,068	—	—	—	—
(62,505)	(511,431)	(42,888)	(339,217)	—	—	—	—

154,999	1,258,172	166,417	1,316,076	—	—	—	—

32,051,976	$262,412,027	101,037,467	$802,845,890	4,779,983	$57,600,735	6,472,200	$76,794,883

GOLDMAN SACHS GLOBAL INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Total distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment	From	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2007 - A	$12.74	$0.16	$0.02	$0.18	$(0.18)	$—	$(0.18)
2007 - B	12.70	0.11	0.01	0.12	(0.13)	—	(0.13)
2007 - C	12.67	0.11	0.02	0.13	(0.13)	—	(0.13)
2007 - Institutional	12.73	0.19	—	0.19	(0.20)	—	(0.20)
2007 - Service	12.71	0.15	0.02	0.17	(0.17)	—	(0.17)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	13.25	0.34	(0.09)	0.25	(0.71)	(0.05)	(0.76)
2006 - B	13.20	0.24	(0.08)	0.16	(0.62)	(0.04)	(0.66)
2006 - C	13.18	0.24	(0.09)	0.15	(0.62)	(0.04)	(0.66)
2006 - Institutional	13.23	0.38	(0.07)	0.31	(0.76)	(0.05)	(0.81)
2006 - Service	13.22	0.32	(0.08)	0.24	(0.70)	(0.05)	(0.75)

2005 - A	13.65	0.32	0.28	0.60	(1.00)	—	(1.00)
2005 - B	13.61	0.22	0.27	0.49	(0.90)	—	(0.90)
2005 - C	13.58	0.22	0.28	0.50	(0.90)	—	(0.90)
2005 - Institutional	13.64	0.37	0.28	0.65	(1.06)	—	(1.06)
2005 - Service	13.63	0.30	0.28	0.58	(0.99)	—	(0.99)

2004 - A	14.39	0.36	0.19	0.55	(1.29)	—	(1.29)
2004 - B	14.34	0.28	0.19	0.47	(1.20)	—	(1.20)
2004 - C	14.32	0.28	0.18	0.46	(1.20)	—	(1.20)
2004 - Institutional	14.37	0.43	0.20	0.63	(1.36)	—	(1.36)
2004 - Service	14.36	0.37	0.19	0.56	(1.29)	—	(1.29)

2003 - A	14.34	0.46	0.32	0.78	(0.73)	—	(0.73)
2003 - B	14.30	0.39	0.30	0.69	(0.65)	—	(0.65)
2003 - C	14.27	0.38	0.32	0.70	(0.65)	—	(0.65)
2003 - Institutional	14.33	0.56	0.30	0.86	(0.82)	—	(0.82)
2003 - Service	14.31	0.49	0.31	0.80	(0.75)	—	(0.75)

2002 - A	14.72	0.50	(0.35)	0.15	(0.53)	—	(0.53)
2002 - B	14.68	0.41	(0.33)	0.08	(0.46)	—	(0.46)
2002 - C	14.65	0.41	(0.33)	0.08	(0.46)	—	(0.46)
2002 - Institutional	14.70	0.58	(0.33)	0.25	(0.62)	—	(0.62)
2002 - Service	14.69	0.50	(0.33)	0.17	(0.55)	—	(0.55)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of total		net investment
Net asset		end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$12.74	1.41%	$322,315	1.05	%(c)	2.58	%(c)	1.12	%(c)	2.51	%(c)	19%
12.69	0.95	14,171	1.80	(c)	1.80	(c)	1.87	(c)	1.72	(c)	19
12.67	1.03	5,538	1.80	(c)	1.80	(c)	1.87	(c)	1.72	(c)	19
12.72	1.52	936,836	0.68	(c)	2.97	(c)	0.75	(c)	2.89	(c)	19
12.71	1.34	394	1.18	(c)	2.42	(c)	1.25	(c)	2.35	(c)	19

12.74	2.07	252,962	1.05		2.63		1.17		2.51		97
12.70	1.36	17,716	1.80		1.89		1.93		1.76		97
12.67	1.28	6,908	1.80		1.89		1.93		1.76		97
12.73	2.53	590,541	0.68		3.00		0.80		2.88		97
12.71	1.93	435	1.18		2.51		1.31		2.38		97

13.25	4.56	173,712	1.08		2.36		1.32		2.12		137
13.20	3.72	24,819	1.83		1.61		2.07		1.37		137
13.18	3.80	8,370	1.83		1.61		2.07		1.37		137
13.23	4.90	214,410	0.69		2.70		0.91		2.48		137
13.22	4.38	463	1.19		2.26		1.43		2.02		137

13.65	4.01	168,340	1.25		2.60		1.67		2.18		109
13.61	3.47	31,252	1.84		2.00		2.26		1.58		109
13.58	3.40	8,463	1.84		2.01		2.26		1.59		109
13.64	4.66	117,471	0.69		3.12		1.11		2.70		109
13.63	4.13	470	1.19		2.65		1.61		2.23		109

14.39	5.45	224,553	1.35		3.15		1.74		2.76		106
14.34	4.87	37,118	1.85		2.64		2.24		2.25		106
14.32	4.96	11,238	1.85		2.64		2.24		2.25		106
14.37	6.07	90,368	0.70		3.82		1.09		3.43		106
14.36	5.61	609	1.20		3.37		1.59		2.98		106

14.34	1.08	255,821	1.34		3.36		1.72		2.98		146
14.30	0.59	37,986	1.84		2.88		2.22		2.50		146
14.27	0.59	11,533	1.84		2.88		2.22		2.50		146
14.33	1.82	143,127	0.69		4.00		1.07		3.62		146
14.31	1.24	1,184	1.19		3.49		1.57		3.11		146

GOLDMAN SACHS HIGH YIELD FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2007 - A	$8.04	$0.30	$0.24	$0.54	$(0.32)
2007 - B	8.05	0.27	0.24	0.51	(0.29)
2007 - C	8.04	0.27	0.24	0.51	(0.29)
2007 - Institutional	8.05	0.32	0.24	0.56	(0.34)
2007 - Service	8.03	0.30	0.24	0.54	(0.32)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	7.81	0.58	0.23	0.81	(0.58)
2006 - B	7.82	0.53	0.22	0.75	(0.52)
2006 - C	7.81	0.53	0.22	0.75	(0.52)
2006 - Institutional	7.82	0.61	0.23	0.84	(0.61)
2006 - Service	7.80	0.57	0.23	0.80	(0.57)

2005 - A	8.08	0.62	(0.22)	0.40	(0.67)
2005 - B	8.09	0.56	(0.22)	0.34	(0.61)
2005 - C	8.08	0.56	(0.22)	0.34	(0.61)
2005 - Institutional	8.09	0.65	(0.21)	0.44	(0.71)
2005 - Service	8.09	0.62	(0.24)	0.38	(0.67)

2004 - A	7.79	0.65	0.32	0.97	(0.68)
2004 - B	7.80	0.60	0.31	0.91	(0.62)
2004 - C	7.79	0.60	0.31	0.91	(0.62)
2004 - Institutional	7.81	0.69	0.30	0.99	(0.71)
2004 - Service	7.80	0.65	0.31	0.96	(0.67)

2003 - A	6.38	0.65	1.40	2.05	(0.64)
2003 - B	6.39	0.60	1.39	1.99	(0.58)
2003 - C	6.38	0.59	1.40	1.99	(0.58)
2003 - Institutional	6.39	0.68	1.41	2.09	(0.67)
2003 - Service	6.39	0.64	1.40	2.04	(0.63)

2002 - A	7.24	0.68	(0.86)	(0.18)	(0.68)
2002 - B	7.24	0.63	(0.85)	(0.22)	(0.63)
2002 - C	7.24	0.62	(0.85)	(0.23)	(0.63)
2002 - Institutional	7.25	0.70	(0.85)	(0.15)	(0.71)
2002 - Service	7.24	0.67	(0.84)	(0.17)	(0.68)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of total		net investment
Net asset		end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$8.26	6.88%	$1,626,790	1.10	%(c)	7.49	%(c)	1.12	%(c)	7.47	%(c)	23%
8.27	6.48	98,520	1.85	(c)	6.74	(c)	1.87	(c)	6.72	(c)	23
8.26	6.48	110,535	1.85	(c)	6.73	(c)	1.87	(c)	6.72	(c)	23
8.27	7.07	1,387,317	0.73	(c)	7.87	(c)	0.75	(c)	7.85	(c)	23
8.25	6.82	4,342	1.23	(c)	7.38	(c)	1.25	(c)	7.37	(c)	23

8.04	10.76	1,395,265	1.12		7.38		1.14		7.36		41
8.05	9.93	96,743	1.87		6.64		1.89		6.62		41
8.04	9.94	90,528	1.87		6.64		1.89		6.62		41
8.05	11.16	1,296,429	0.75		7.76		0.77		7.74		41
8.03	10.63	2,980	1.25		7.26		1.27		7.24		41

7.81	5.10	1,006,734	1.15		7.74		1.17		7.72		52
7.82	4.31	104,637	1.90		6.98		1.92		6.96		52
7.81	4.32	72,590	1.90		6.95		1.92		6.93		52
7.82	5.50	825,508	0.76		8.11		0.79		8.08		52
7.80	4.72	1,597	1.26		7.62		1.29		7.59		52

8.08	12.94	1,109,364	1.16		8.31		1.18		8.29		47
8.09	12.09	105,106	1.91		7.54		1.93		7.52		47
8.08	12.10	56,174	1.91		7.53		1.93		7.51		47
8.09	13.23	832,175	0.76		8.73		0.78		8.71		47
8.09	12.81	1,160	1.26		8.18		1.28		8.16		47

7.79	33.34	1,821,032	1.17		8.97		1.19		8.95		54
7.80	32.31	97,894	1.92		8.25		1.94		8.23		54
7.79	32.36	46,812	1.92		8.21		1.94		8.19		54
7.81	33.98	1,119,417	0.77		9.42		0.79		9.40		54
7.80	33.16	958	1.27		8.86		1.29		8.84		54

6.38	(2.98)	770,011	1.16		9.54		1.19		9.51		36
6.39	(3.56)	54,065	1.91		8.83		1.94		8.80		36
6.38	(3.57)	20,107	1.91		8.81		1.94		8.78		36
6.39	(2.59)	726,140	0.76		9.95		0.79		9.92		36
6.39	(2.93)	494	1.26		9.50		1.29		9.47		36

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from			Distributions to
		investment operations			shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Period - Share Class	of period	income(a)	gain	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2007 - A	$11.98	$0.31	$0.47	$0.78	$(0.29)	$(0.21)	$(0.50)
2007 - C	11.97	0.25	0.48	0.73	(0.25)	(0.21)	(0.46)
2007 - Institutional	11.99	0.34	0.46	0.80	(0.31)	(0.21)	(0.52)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	11.75	0.60	0.69	1.29	(0.65)	(0.41)	(1.06)
2006 - C (commenced September 29, 2006)	11.78	0.01	0.22	0.23	(0.04)	—	(0.04)
2006 - Institutional	11.76	0.64	0.69	1.33	(0.69)	(0.41)	(1.10)

2005 - A	11.18	0.74	1.00	1.74	(0.64)	(0.53)	(1.17)
2005 - Institutional	11.19	0.77	1.02	1.79	(0.69)	(0.53)	(1.22)

2004 - A	10.22	0.59	0.97	1.56	(0.57)	(0.03)	(0.60)
2004 - Institutional	10.23	0.62	0.98	1.60	(0.61)	(0.03)	(0.64)
FOR THE PERIOD ENDED OCTOBER 31,

2003 - A (commenced August 29, 2003)	10.00	0.08	0.26	0.34	(0.12)	—	(0.12)
2003 - Institutional (commenced August 29, 2003)	10.00	0.11	0.24	0.35	(0.12)	—	(0.12)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$12.26	6.78%	$79,877	1.24	%(c)	5.24	%(c)	1.43	%(c)	5.06	%(c)	48%
12.24	6.22	207	1.99	(c)	4.32	(c)	2.18	(c)	4.10	(c)	48
12.27	6.97	136,546	0.87	(c)	5.65	(c)	1.06	(c)	5.46	(c)	48

11.98	11.63	69,302	1.23		5.17		1.53		4.87		167
11.97	1.98	1	1.71	(c)	1.36	(c)	1.75	(c)	1.32	(c)	167
11.99	11.93	85,073	0.86		5.51		1.16		5.21		167

11.75	16.48	34,327	1.26		6.13		1.82		5.57		207
11.76	17.01	40,962	0.88		6.58		1.52		5.94		207

11.18	15.78	5,411	1.28		5.43		3.09		3.62		273
11.19	16.22	20,387	0.88		5.90		2.57		4.21		273

10.22	3.36	1,088	1.28	(c)	5.35	(c)	5.53	(c)	1.10	(c)	49
10.23	3.52	11,688	0.88	(c)	5.96	(c)	4.88	(c)	1.96	(c)	49

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2007
          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Income Fund				High Yield Fund				Emerging Markets Debt Fund

				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	11/1/06	4/30/07		4/30/07*	11/1/06	4/30/07		4/30/07*	11/1/06	4/30/07		4/30/07*

Class A
Actual	$1,000	$1,014.10		$5.22	$1,000	$1,068.80		$5.66	$1,000	$1,067.80		$6.33
Hypothetical 5% return	1,000	1,019.61	+	5.24	1,000	1,019.32	+	5.53	1,000	1,018.67	+	6.18

Class B
Actual	1,000	1,009.50		8.94	1,000	1,064.80		9.49	N/A	N/A		N/A
Hypothetical 5% return	1,000	1,015.90	+	8.97	1,000	1,015.60	+	9.26	N/A	N/A		N/A

Class C
Actual	1,000	1,010.30		8.94	1,000	1,064.80		9.49	1,000	1,062.20		10.06
Hypothetical 5% return	1,000	1,015.90	+	8.97	1,000	1,015.61	+	9.26	1,000	1,015.03	+	9.83

Institutional
Actual	1,000	1,015.20		3.39	1,000	1,070.70		3.77	1,000	1,069.70		4.46
Hypothetical 5% return	1,000	1,021.43	+	3.40	1,000	1,021.16	+	3.68	1,000	1,020.49	+	4.35

Service
Actual	1,000	1,013.40		5.86	1,000	1,068.20		6.33	N/A	N/A		N/A
Hypothetical 5% return	1,000	1,018.97	+	5.88	1,000	1,018.67	+	6.18	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s net annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

Global Income	1.05%	1.80%	1.80%	0.68%	1.18%
High Yield	1.10	1.85	1.85	0.73	1.23
Emerging Markets Debt	1.24	N/A	1.99	0.87	N/A

+	Hypothetical expenses are based on each Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $699.0 billion in assets under management as of March 31, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market Funds[1] Fixed Income Funds
▪  Enhanced Income Fund
▪  Ultra-Short Duration Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free Municipal Fund[2] ▪  New York AMT-Free Municipal Fund[2] ▪  Tennessee Municipal Fund
▪  Municipal Income Fund
▪  U.S. Mortgages Fund
▪  Government Income Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪ Emerging Markets Debt Fund	Domestic Equity Funds
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪ Small Cap Value Fund	International Equity Funds
▪  Structured International Equity Fund
▪  Structured International Equity Flex Fund
▪  Concentrated International Equity Fund[2] ▪  Japanese Equity Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Asset Allocation Funds[3] Specialty Funds[3] ▪  U.S. Equity Dividend and Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006, the International Equity Fund was renamed the Concentrated International Equity Fund. Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Richard P. Strubel	OFFICERS Kaysie P. Uniacke, President James A. McNamara, Senior Vice President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser	GOLDMAN SACHS INTERNATIONAL Christchurch Court 10-15 Newgate Street London, England EC1 A7HD
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2007 Goldman, Sachs & Co. All rights reserved. 07-1208	SFFISAR / 109.1K / 06-07

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	June 29, 2007